UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Consumer Discretionary
Central Fund

June 30, 2011

1.851896.104

CDCIP-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
AUTO COMPONENTS - 4.2%
Auto Parts & Equipment - 4.2%
Autoliv, Inc.	137,391	$ 10,778,324
Gentex Corp.	320,196	9,679,525
TRW Automotive Holdings Corp. (a)	177,453	10,475,051
		30,932,900
AUTOMOBILES - 2.7%
Automobile Manufacturers - 1.6%
Bayerische Motoren Werke AG (BMW)	79,057	7,889,505
Honda Motor Co. Ltd.	95,400	3,674,556
		11,564,061
Motorcycle Manufacturers - 1.1%
Harley-Davidson, Inc.	197,500	8,091,575
TOTAL AUTOMOBILES		19,655,636
DIVERSIFIED CONSUMER SERVICES - 2.9%
Education Services - 1.0%
DeVry, Inc.	122,032	7,215,752
Specialized Consumer Services - 1.9%
Sotheby's Class A (Ltd. vtg.)	178,763	7,776,191
Steiner Leisure Ltd. (a)	95,905	4,380,940
Weight Watchers International, Inc.	24,715	1,865,241
		14,022,372
TOTAL DIVERSIFIED CONSUMER SERVICES		21,238,124
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Technology Distributors - 0.2%
Funtalk China Holdings Ltd. (a)(d)	261,800	1,743,588
FOOD & STAPLES RETAILING - 1.3%
Drug Retail - 0.1%
Droga Raia SA	33,000	549,612
Hypermarkets & Super Centers - 1.2%
Costco Wholesale Corp.	110,566	8,982,382
TOTAL FOOD & STAPLES RETAILING		9,531,994
HOTELS, RESTAURANTS & LEISURE - 20.9%
Casinos & Gaming - 4.4%
Betfair Group PLC (d)	110,900	1,346,445
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Casinos & Gaming - continued
Las Vegas Sands Corp. (a)	326,329	$ 13,774,347
Las Vegas Sands Corp. unit	8,127	5,785,449
MGM Mirage, Inc. (a)(d)	575,100	7,597,071
Pinnacle Entertainment, Inc. (a)	133,364	1,987,124
WMS Industries, Inc. (a)	46,403	1,425,500
		31,915,936
Hotels, Resorts & Cruise Lines - 2.7%
Royal Caribbean Cruises Ltd. (a)	108,900	4,098,996
Starwood Hotels & Resorts Worldwide, Inc.	286,305	16,044,532
		20,143,528
Restaurants - 13.8%
Ajisen (China) Holdings Ltd.	1,553,000	3,217,060
Arcos Dorados Holdings, Inc.	81,300	1,714,617
BJ's Restaurants, Inc. (a)	128,473	6,726,846
Bravo Brio Restaurant Group, Inc.	84,200	2,057,006
Darden Restaurants, Inc.	209,346	10,417,057
Einstein Noah Restaurant Group, Inc.	33,145	496,181
McDonald's Corp.	427,218	36,023,022
Panera Bread Co. Class A (a)	44,901	5,642,260
Ruth's Hospitality Group, Inc. (a)	1,048,498	5,882,074
Starbucks Corp.	458,805	18,118,209
Texas Roadhouse, Inc. Class A	642,580	11,267,640
		101,561,972
TOTAL HOTELS, RESTAURANTS & LEISURE		153,621,436
HOUSEHOLD DURABLES - 2.5%
Home Furnishings - 1.3%
Tempur-Pedic International, Inc. (a)	138,392	9,385,745
Homebuilding - 1.2%
Lennar Corp. Class A	383,700	6,964,155
Toll Brothers, Inc. (a)	98,000	2,032,520
		8,996,675
TOTAL HOUSEHOLD DURABLES		18,382,420
INTERNET & CATALOG RETAIL - 8.2%
Internet Retail - 8.2%
Amazon.com, Inc. (a)	190,595	38,974,772
Blue Nile, Inc. (a)(d)	81,588	3,588,240
Common Stocks - continued
	Shares	Value
INTERNET & CATALOG RETAIL - CONTINUED
Internet Retail - continued
Ocado Group PLC (a)	429,100	$ 1,255,432
Priceline.com, Inc. (a)	28,524	14,602,291
Start Today Co. Ltd.	96,600	1,928,534
		60,349,269
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
Google, Inc. Class A (a)	7,460	3,777,595
XO Group, Inc. (a)	292,803	2,913,390
		6,690,985
LEISURE EQUIPMENT & PRODUCTS - 0.8%
Leisure Products - 0.8%
Hasbro, Inc.	137,974	6,061,198
MEDIA - 22.9%
Advertising - 2.4%
Dentsu, Inc.	94,700	2,802,469
National CineMedia, Inc.	453,815	7,674,012
WPP PLC	583,353	7,307,934
		17,784,415
Broadcasting - 0.8%
Discovery Communications, Inc. (a)	138,300	5,664,768
Cable & Satellite - 7.4%
DIRECTV (a)	483,906	24,592,103
Kabel Deutschland Holding AG (a)	50,900	3,129,979
Time Warner Cable, Inc.	218,361	17,040,892
Virgin Media, Inc.	307,643	9,207,755
		53,970,729
Movies & Entertainment - 12.3%
News Corp. Class A	1,333,323	23,599,817
The Walt Disney Co.	725,541	28,325,121
Time Warner, Inc.	674,122	24,517,817
Viacom, Inc. Class B (non-vtg.)	274,362	13,992,462
		90,435,217
TOTAL MEDIA		167,855,129
Common Stocks - continued
	Shares	Value
MULTILINE RETAIL - 5.2%
Department Stores - 0.4%
Marisa Lojas SA	184,400	$ 2,811,300
General Merchandise Stores - 4.8%
Dollar Tree, Inc. (a)	108,612	7,235,731
Target Corp.	598,430	28,072,351
		35,308,082
TOTAL MULTILINE RETAIL		38,119,382
PROFESSIONAL SERVICES - 0.2%
Research & Consulting Services - 0.2%
Nielsen Holdings B.V. (a)	36,800	1,146,688
SPECIALTY RETAIL - 22.7%
Apparel Retail - 8.4%
Body Central Corp.	41,200	969,436
Chico's FAS, Inc.	428,911	6,532,315
Citi Trends, Inc. (a)	261,500	3,943,420
H&M Hennes & Mauritz AB (B Shares)	100,957	3,481,551
Inditex SA	43,260	3,942,580
Limited Brands, Inc.	358,300	13,776,635
rue21, Inc. (a)(d)	61,410	1,995,825
TJX Companies, Inc.	346,370	18,194,816
Urban Outfitters, Inc. (a)(d)	317,295	8,931,854
Workman Co. Ltd.	1,900	38,138
		61,806,570
Automotive Retail - 1.9%
Advance Auto Parts, Inc.	209,280	12,240,787
Asbury Automotive Group, Inc. (a)	3,700	68,561
Penske Automotive Group, Inc.	72,100	1,639,554
		13,948,902
Computer & Electronics Retail - 0.9%
Best Buy Co., Inc.	202,560	6,362,410
Home Improvement Retail - 6.5%
Lowe's Companies, Inc.	1,786,519	41,643,759
Lumber Liquidators Holdings, Inc. (a)(d)	254,304	6,459,322
		48,103,081
Homefurnishing Retail - 2.6%
Bed Bath & Beyond, Inc. (a)	330,155	19,271,147
Specialty Stores - 2.4%
Hengdeli Holdings Ltd.	4,630,000	2,445,375
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - continued
OfficeMax, Inc. (a)	279,277	$ 2,192,324
Tractor Supply Co.	152,826	10,221,003
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	39,496	2,550,652
		17,409,354
TOTAL SPECIALTY RETAIL		166,901,464
TEXTILES, APPAREL & LUXURY GOODS - 2.8%
Apparel, Accessories & Luxury Goods - 2.8%
Phillips-Van Heusen Corp.	135,502	8,871,316
Polo Ralph Lauren Corp. Class A	14,450	1,916,215
Titan Industries Ltd.	428,360	2,056,857
Trinity Ltd.	1,754,000	1,764,875
VF Corp.	54,600	5,927,376
		20,536,639
TOTAL COMMON STOCKS (Cost $667,327,482)		722,766,852
Nonconvertible Preferred Stocks - 1.0%

AUTOMOBILES - 1.0%
Automobile Manufacturers - 1.0%
Volkswagen AG (Cost $6,978,336)	35,800	7,390,917
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.11% (b)	5,440,917	5,440,917
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	14,303,725	14,303,725
TOTAL MONEY MARKET FUNDS (Cost $19,744,642)		19,744,642
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $694,050,460)		749,902,411
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(15,600,900)
NET ASSETS - 100%		$ 734,301,511
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,748
Fidelity Securities Lending Cash Central Fund	108,974
Total	$ 115,722
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 722,766,852	$ 701,229,772	$ 21,537,080	$ -
Nonconvertible Preferred Stocks	7,390,917	7,390,917	-	-
Money Market Funds	19,744,642	19,744,642	-	-
Total Investments in Securities:	$ 749,902,411	$ 728,365,331	$ 21,537,080	$ -
Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $694,614,380. Net unrealized appreciation aggregated $55,288,031, of which $82,595,041 related to appreciated investment securities and $27,307,010 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Consumer Staples
Central Fund

June 30, 2011

1.851897.104

CSCIP-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
BEVERAGES - 31.9%
Brewers - 5.8%
Anheuser-Busch InBev SA NV	295,672	$ 17,161,814
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	105,815	3,569,140
Molson Coors Brewing Co. Class B	443,346	19,835,300
		40,566,254
Distillers & Vintners - 8.5%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	935,899	19,485,417
Diageo PLC sponsored ADR	250,022	20,469,301
Pernod-Ricard SA (d)	140,444	13,844,533
Remy Cointreau SA	64,913	5,464,079
		59,263,330
Soft Drinks - 17.6%
Coca-Cola Bottling Co. Consolidated	42,397	2,868,581
Coca-Cola FEMSA SAB de CV sponsored ADR	38,280	3,560,423
Coca-Cola Icecek AS	176,435	2,603,424
Embotelladora Andina SA sponsored ADR	122,900	3,545,665
Fomento Economico Mexicano SAB de CV sponsored ADR	25,713	1,709,657
PepsiCo, Inc.	410,526	28,913,346
The Coca-Cola Co.	1,174,022	78,999,940
		122,201,036
TOTAL BEVERAGES		222,030,620
FOOD & STAPLES RETAILING - 11.7%
Drug Retail - 9.9%
CVS Caremark Corp.	1,342,523	50,452,014
Drogasil SA	222,300	1,516,556
Walgreen Co.	403,911	17,150,061
		69,118,631
Food Distributors - 0.2%
United Natural Foods, Inc. (a)	36,264	1,547,385
Food Retail - 0.3%
Fresh Market, Inc.	4,900	189,532
Susser Holdings Corp. (a)	127,249	2,000,354
		2,189,886
Hypermarkets & Super Centers - 1.3%
Wal-Mart Stores, Inc.	167,476	8,899,675
TOTAL FOOD & STAPLES RETAILING		81,755,577
Common Stocks - continued
	Shares	Value
FOOD PRODUCTS - 10.7%
Agricultural Products - 3.7%
Archer Daniels Midland Co.	210,766	$ 6,354,595
Bunge Ltd.	223,465	15,407,912
Cresud S.A.C.I.F. y A. sponsored ADR	37,081	602,195
Origin Agritech Ltd. (a)	44,200	175,916
SLC Agricola SA	138,900	1,645,161
Viterra, Inc.	159,600	1,734,351
		25,920,130
Packaged Foods & Meats - 7.0%
Brasil Foods SA	2,000	33,950
Calavo Growers, Inc.	96,257	2,027,172
Cermaq ASA	81,830	1,308,364
Cosan Ltd. Class A	52,200	641,538
Danone	34,434	2,569,394
Green Mountain Coffee Roasters, Inc. (a)	45,406	4,052,940
Lindt & Spruengli AG	56	2,041,299
Mead Johnson Nutrition Co. Class A	108,384	7,321,339
Nestle SA	165,771	10,302,765
Unilever NV unit (d)	516,137	16,955,100
Want Want China Holdings Ltd.	1,774,000	1,721,168
		48,975,029
TOTAL FOOD PRODUCTS		74,895,159
HOUSEHOLD DURABLES - 0.1%
Household Appliances - 0.1%
SodaStream International Ltd. (d)	14,900	906,069
HOUSEHOLD PRODUCTS - 19.8%
Household Products - 19.8%
Colgate-Palmolive Co.	250,528	21,898,652
Procter & Gamble Co.	1,798,440	114,326,834
Spectrum Brands Holdings, Inc. (a)	49,380	1,580,160
		137,805,646
PERSONAL PRODUCTS - 4.8%
Personal Products - 4.8%
Avon Products, Inc.	524,724	14,692,272
Hypermarcas SA	111,800	1,052,758
L'Oreal SA	98,700	12,820,031
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - CONTINUED
Personal Products - continued
Natura Cosmeticos SA	60,800	$ 1,518,929
Nu Skin Enterprises, Inc. Class A	84,050	3,156,078
		33,240,068
PHARMACEUTICALS - 2.9%
Pharmaceuticals - 2.9%
Johnson & Johnson	300,943	20,018,728
TOBACCO - 16.3%
Tobacco - 16.3%
Altria Group, Inc.	1,296,940	34,252,185
British American Tobacco PLC sponsored ADR (d)	615,027	54,122,376
KT&G Corp.	27,626	1,719,181
Lorillard, Inc.	23,600	2,569,332
Philip Morris International, Inc.	277,324	18,516,923
Souza Cruz Industria Comerico	200,500	2,550,721
		113,730,718
TOTAL COMMON STOCKS (Cost $541,842,375)		684,382,585
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 0.11% (b)	11,163,975	11,163,975
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	28,308,800	28,308,800
TOTAL MONEY MARKET FUNDS (Cost $39,472,775)		39,472,775
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $581,315,150)		723,855,360
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(27,070,536)
NET ASSETS - 100%		$ 696,784,824
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,555
Fidelity Securities Lending Cash Central Fund	98,428
Total	$ 110,983
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 684,382,585	$ 667,220,771	$ 17,161,814	$ -
Money Market Funds	39,472,775	39,472,775	-	-
Total Investments in Securities:	$ 723,855,360	$ 706,693,546	$ 17,161,814	$ -
Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $582,643,110. Net unrealized appreciation aggregated $141,212,250, of which $142,756,894 related to appreciated investment securities and $1,544,644 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Equity
Central Fund

June 30, 2011

1.876939.102

EMQ-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Austria - 0.3%
Erste Bank AG	15,800	$ 828,368
Bailiwick of Guernsey - 0.2%
Chariot Oil & Gas Ltd. (a)	218,400	650,196
Bermuda - 1.1%
Aquarius Platinum Ltd. (Australia)	252,233	1,271,444
GP Investments Ltd. (depositary receipt) (a)	384,486	1,485,139
VimpelCom Ltd. sponsored ADR	63,900	815,364
TOTAL BERMUDA		3,571,947
Brazil - 16.4%
AES Tiete SA (PN) (non-vtg.)	25,800	417,798
Anhanguera Educacional Participacoes SA	66,676	1,418,856
Arezzo Industria e Comercio SA	51,300	718,023
B2W Companhia Global do Varejo	41,061	501,065
Banco do Brasil SA	305,800	5,484,850
Banco do Estado do Rio Grande do Sul SA	225,600	2,586,791
BM&F Bovespa SA	220,900	1,461,724
BR Properties SA	63,100	707,354
Braskem SA (PN-A)	102,300	1,460,680
Centrais Eletricas Brasileiras SA (Electrobras)	53,500	715,915
Cia.Hering SA	36,500	839,376
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	26,700	900,591
Companhia Paranaense de Energia-Copel:
(PN-B)	9,900	263,180
(PN-B) sponsored ADR (d)	30,000	814,800
Diagnosticos da America SA	83,900	1,128,627
Ecorodovias Infraestrutura e Logistica SA	63,800	553,770
Energias do Brasil SA	33,800	814,093
Fibria Celulose SA sponsored ADR	149,900	1,977,181
Gafisa SA sponsored ADR	37,800	357,588
Gerdau SA sponsored ADR	158,600	1,668,472
Iguatemi Empresa de Shopping Centers SA	26,600	653,456
Itau Unibanco Banco Multiplo SA sponsored ADR	106,960	2,518,908
Localiza Rent A Car SA	87,900	1,570,950
Lojas Americanas SA (PN)	186,922	1,814,021
Mills Estruturas e Servicos de Engenharia SA	102,000	1,470,117
Multiplus SA	65,000	1,132,535
Natura Cosmeticos SA	34,100	851,899
Obrascon Huarte Lain Brasil SA	15,500	663,250
OGX Petroleo e Gas Participacoes SA sponsored ADR (a)	108,500	1,036,175
Common Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	300,100	$ 10,161,384
(PN) sponsored ADR (non-vtg.)	11,700	358,956
Santos Brasil Participacoes SA unit	40,300	726,696
Tegma Gestao Logistica	1,800	29,114
TIM Participacoes SA	273,600	1,323,221
Ultrapar Participacoes SA	67,600	1,197,322
Vale SA (PN-A) sponsored ADR	93,500	2,707,760
TOTAL BRAZIL		53,006,498
British Virgin Islands - 0.4%
Camelot Information Systems, Inc. ADR	29,200	436,540
Sable Mining Africa Ltd. (a)	2,290,100	707,511
TOTAL BRITISH VIRGIN ISLANDS		1,144,051
Canada - 1.4%
Etrion Corp. (a)	28,902	21,877
Extorre Gold Mines Ltd. (a)	71,700	922,643
Extorre Gold Mines Ltd. (a)(e)	4,800	61,767
Kinross Gold Corp.	29,900	472,187
Uranium One, Inc.	311,500	859,177
Yamana Gold, Inc.	201,700	2,354,979
TOTAL CANADA		4,692,630
Cayman Islands - 4.0%
Ajisen (China) Holdings Ltd.	350,000	725,030
China Shangshui Cement Group Ltd.	2,225,000	2,570,469
Enn Energy Holdings Ltd.	109,760	372,367
Eurasia Drilling Co. Ltd. GDR (Reg. S)	20,100	592,950
Geely Automobile Holdings Ltd.	3,470,000	1,355,582
Greatview Aseptic Pack Co. Ltd.	1,615,000	975,423
Hengan International Group Co. Ltd.	195,500	1,753,577
Minth Group Ltd.	770,000	1,244,784
Mongolian Mining Corp.	414,000	511,797
Shenguan Holdings Group Ltd.	1,272,000	899,027
Trina Solar Ltd. (a)(d)	32,700	733,134
Uni-President China Holdings Ltd.	152,000	94,149
VanceInfo Technologies, Inc. ADR (a)	18,800	434,468
Xueda Education Group sponsored ADR	96,800	774,400
TOTAL CAYMAN ISLANDS		13,037,157
Chile - 0.5%
Enersis SA	3,391,933	1,566,959
Common Stocks - continued
	Shares	Value
China - 8.0%
Agricultural Bank China Ltd. (H Shares)	2,801,000	$ 1,472,174
Baidu.com, Inc. sponsored ADR (a)	9,200	1,289,196
China Communications Services Corp. Ltd. (H Shares)	1,074,000	634,870
China Construction Bank Corp. (H Shares)	6,686,000	5,541,774
China Petroleum & Chemical Corp. (H Shares)	2,338,000	2,373,273
China Suntien Green Energy Corp. Ltd. (H Shares)	886,000	232,267
China Telecom Corp. Ltd. (H Shares)	1,266,000	826,478
Digital China Holdings Ltd. (H Shares)	377,000	610,428
Focus Media Holding Ltd. ADR (a)	18,300	569,130
Harbin Power Equipment Co. Ltd. (H Shares)	932,000	1,063,535
Industrial & Commercial Bank of China Ltd. (H Shares)	8,333,000	6,328,657
Maanshan Iron & Steel Co. Ltd. (H Shares)	3,732,000	1,726,501
PetroChina Co. Ltd. (H Shares)	1,042,000	1,530,465
SINA Corp. (a)	7,100	739,110
Weichai Power Co. Ltd. (H Shares)	122,000	711,768
ZTE Corp. (H Shares)	44,640	161,769
TOTAL CHINA		25,811,395
Colombia - 0.6%
Ecopetrol SA ADR (d)	46,400	2,042,064
Egypt - 0.2%
Citadel Capital Corp. (a)	630,300	596,665
Finland - 0.3%
Nokian Tyres PLC	17,800	893,211
Hong Kong - 3.0%
China Merchant Holdings International Co. Ltd.	96,000	370,714
China Mobile (Hong Kong) Ltd.	8,000	74,478
China Mobile (Hong Kong) Ltd. sponsored ADR	74,700	3,494,466
CNOOC Ltd. sponsored ADR (d)	21,400	5,048,902
Lenovo Group Ltd.	1,262,000	721,676
TOTAL HONG KONG		9,710,236
India - 8.7%
Bajaj Auto Ltd.	16,597	523,272
Bank of Baroda	44,152	882,572
Bharti Airtel Ltd.	104,485	924,515
Cummins India Ltd.	31,834	483,573
Grasim Industries Ltd.	43,011	2,119,129
HCL Technologies Ltd.	75,783	840,099
Hindustan Petroleum Corp. Ltd.	133,015	1,184,707
Housing Development and Infrastructure Ltd. (a)	292,064	1,045,096
Indiabulls Real Estate Ltd. (a)	331,594	836,229
Common Stocks - continued
	Shares	Value
India - continued
Indiabulls Wholesale Services Ltd.	38,227	$ 8,908
Infosys Ltd.	2,704	176,697
Infosys Ltd. sponsored ADR	19,700	1,285,031
ITC Ltd.	299,051	1,359,901
Jain Irrigation Systems Ltd.	296,981	1,133,558
JK Cement Ltd.	174,359	423,298
Larsen & Toubro Ltd.	45,030	1,840,096
Oil & Natural Gas Corp. Ltd.	132,414	813,680
Power Finance Corp. Ltd.	240,949	992,572
Power Grid Corp. of India Ltd.	358,626	879,891
Reliance Industries Ltd.	79,096	1,592,376
SREI Infrastructure Finance Ltd.	2,249,306	2,167,156
State Bank of India	16,233	874,629
Tata Consultancy Services Ltd.	75,256	1,996,822
Tata Motors Ltd. Class A	133,569	1,622,700
Ultratech Cement Ltd.	72,287	1,506,155
Union Bank of India	93,622	616,578
TOTAL INDIA		28,129,240
Indonesia - 2.8%
PT Bakrieland Development Tbk	77,751,500	1,341,719
PT Bank Rakyat Indonesia Tbk	2,697,500	2,044,400
PT Bank Tabungan Negara Tbk	7,224,000	1,423,494
PT Indosat Tbk	1,756,500	1,044,502
PT Perusahaan Gas Negara Tbk Series B	930,500	436,690
PT Telkomunikasi Indonesia Tbk sponsored ADR	47,100	1,624,950
PT Tower Bersama Infrastructure Tbk	4,747,000	1,314,540
TOTAL INDONESIA		9,230,295
Isle of Man - 0.1%
Bahamas Petroleum Co. PLC (a)	1,534,900	381,821
Kazakhstan - 0.4%
JSC Halyk Bank of Kazakhstan unit (a)	141,900	1,270,005
Korea (South) - 13.0%
Amoreg	6,179	1,256,647
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	14,000	593,721
E-Mart Co. Ltd. (a)	7,873	1,804,075
Hana Financial Group, Inc.	49,310	1,723,770
Hynix Semiconductor, Inc.	87,830	2,061,988
Hyundai Heavy Industries Co. Ltd.	801	332,937
Hyundai Mipo Dockyard Co. Ltd.	3,664	582,051
Hyundai Mobis	4,849	1,817,807
Common Stocks - continued
	Shares	Value
Korea (South) - continued
KB Financial Group, Inc.	65,248	$ 3,103,653
Korea Electric Power Corp. (a)	63,500	1,687,792
KT&G Corp.	15,215	946,838
LG Corp.	19,717	1,483,857
LG Display Co. Ltd.	37,610	1,050,396
Lock & Lock Co. Ltd.	25,280	1,027,074
Orion Corp.	4,539	1,939,816
S-Oil Corp.	11,771	1,516,881
Samsung Electronics Co. Ltd.	10,459	8,096,657
Samsung Engineering Co. Ltd.	8,184	1,955,876
Samsung Heavy Industries Ltd.	30,530	1,361,975
Samsung Life Insurance Co. Ltd.	13,452	1,197,694
Shinhan Financial Group Co. Ltd. sponsored ADR (d)	46,100	4,423,295
Shinsegae Co. Ltd.	2,780	884,545
Tong Yang Life Insurance Co. Ltd.	108,640	1,288,000
TOTAL KOREA (SOUTH)		42,137,345
Luxembourg - 0.8%
Evraz Group SA GDR (a)	38,300	1,193,045
Millicom International Cellular SA unit	8,200	855,733
Samsonite International SA	269,400	508,906
TOTAL LUXEMBOURG		2,557,684
Malaysia - 1.1%
Axiata Group Bhd	757,400	1,256,690
Genting Bhd	410,200	1,524,240
Tenaga Nasional Bhd	283,200	634,961
TOTAL MALAYSIA		3,415,891
Mexico - 4.5%
America Movil SAB de CV Series L sponsored ADR	94,000	5,064,720
Cemex SA de CV sponsored ADR (d)	149,448	1,285,253
Genomma Lab Internacional SA de CV (a)	471,200	1,200,874
Grupo Modelo SAB de CV Series C	300,200	1,807,817
Grupo Televisa SA de CV (CPO) sponsored ADR	161,300	3,967,980
Wal-Mart de Mexico SA de CV Series V	378,500	1,121,407
TOTAL MEXICO		14,448,051
Nigeria - 0.7%
Guaranty Trust Bank PLC GDR (Reg. S)	242,812	1,214,060
Zenith Bank PLC	9,806,985	942,757
TOTAL NIGERIA		2,156,817
Common Stocks - continued
	Shares	Value
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	47,000	$ 1,785,060
Philippines - 0.8%
Aboitiz Power Corp.	172,100	124,290
Manila Water Co., Inc.	431,600	185,626
Metro Pacific Investments Corp.	1,389,000	114,735
Metropolitan Bank & Trust Co.	554,777	896,040
Robinsons Land Corp.	4,592,450	1,271,560
TOTAL PHILIPPINES		2,592,251
Poland - 0.6%
Eurocash SA	65,700	706,722
Polska Grupa Energetyczna SA	151,000	1,320,345
TOTAL POLAND		2,027,067
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	136,254	539,553
Russia - 7.8%
Bank St. Petersburg OJSC (a)(f)	229,300	1,148,727
Bank St. Petersburg OJSC rights (a)	16,995	0
Interregional Distribution Grid Companies Holding JSC (a)(f)	4,917,200	645,162
Lukoil Oil Co. sponsored ADR	6,900	439,875
M Video OJSC (a)	163,500	1,463,703
Magnit OJSC GDR (Reg. S)	47,600	1,494,164
Magnitogorsk Iron & Steel Works OJSC unit	84,000	955,920
Mobile TeleSystems OJSC sponsored ADR	63,200	1,202,064
OAO Gazprom sponsored ADR	489,300	7,119,315
OAO NOVATEK GDR	14,400	1,988,640
OGK-4 OJSC (a)(f)	2,151,700	192,681
Rosneft Oil Co. OJSC GDR (Reg. S)	26,400	222,288
Sberbank (Savings Bank of the Russian Federation) (a)	1,581,444	5,666,429
TNK-BP Holding (a)	255,700	802,469
Uralkali JSC GDR (Reg. S)	44,800	2,016,000
TOTAL RUSSIA		25,357,437
Singapore - 0.4%
First Resources Ltd.	1,138,000	1,287,812
South Africa - 4.7%
Absa Group Ltd.	89,765	1,789,645
African Bank Investments Ltd.	206,500	1,051,159
AngloGold Ashanti Ltd.	78,700	3,319,885
Aspen Pharmacare Holdings Ltd.	91,500	1,136,680
Barloworld Ltd.	134,500	1,370,500
Common Stocks - continued
	Shares	Value
South Africa - continued
Blue Label Telecoms Ltd.	486,506	$ 361,904
Gold Fields Ltd. sponsored ADR	131,200	1,914,208
Impala Platinum Holdings Ltd.	57,200	1,541,197
MTN Group Ltd.	94,700	2,015,341
Naspers Ltd. Class N	12,400	700,432
TOTAL SOUTH AFRICA		15,200,951
Taiwan - 8.0%
Advanced Semiconductor Engineering, Inc.	712,000	783,029
Asia Cement Corp.	1,370,000	1,950,449
Catcher Technology Co. Ltd.	170,000	1,068,458
Cheng Uei Precision Industries Co. Ltd.	234,000	609,407
Chroma ATE, Inc.	268,205	851,223
Compal Electronics, Inc.	715,000	873,934
Fubon Financial Holding Co. Ltd.	1,287,000	1,973,056
HIWIN Technologies Corp.	155,000	1,501,641
Hon Hai Precision Industry Co. Ltd. (Foxconn)	387,976	1,327,001
HTC Corp.	103,000	3,454,972
Kinsus Interconnect Technology Corp.	174,000	706,912
Nan Ya Plastics Corp.	361,000	960,210
Synnex Technology International Corp.	351,753	851,335
Taiwan Fertilizer Co. Ltd.	885,000	2,713,527
Taiwan Semiconductor Manufacturing Co. Ltd.	516,469	1,298,246
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	360,901	4,550,962
WPG Holding Co. Ltd.	339,000	573,269
TOTAL TAIWAN		26,047,631
Thailand - 1.5%
Advanced Info Service PCL (For. Reg.)	250,000	846,492
PTT PCL (For. Reg.)	152,200	1,660,003
Siam Cement PCL (For. Reg.)	66,700	886,004
Siam Commercial Bank PCL (For. Reg.)	413,300	1,493,612
TOTAL THAILAND		4,886,111
Turkey - 1.9%
Aygaz AS	33,000	213,480
TAV Havalimanlari Holding AS (a)	281,000	1,409,242
Turkiye Is Bankasi AS Series C	414,000	1,270,236
Turkiye Vakiflar Bankasi TAO	1,068,000	2,414,860
Yazicilar Holding AS	122,000	875,670
TOTAL TURKEY		6,183,488
Common Stocks - continued
	Shares	Value
United Kingdom - 1.5%
Antofagasta PLC	51,800	$ 1,158,885
Aurelian Oil & Gas PLC (a)	572,500	523,719
Hikma Pharmaceuticals PLC	72,587	885,361
Kazakhmys PLC	103,500	2,292,279
TOTAL UNITED KINGDOM		4,860,244
United States of America - 0.4%
ION Geophysical Corp. (a)	105,800	1,000,868
NII Holdings, Inc. (a)	8,200	347,516
TOTAL UNITED STATES OF AMERICA		1,348,384
TOTAL COMMON STOCKS (Cost $268,981,683)		313,394,515
Nonconvertible Preferred Stocks - 1.3%

Korea (South) - 1.0%
Hyundai Motor Co. Series 2	41,700	3,216,410
Russia - 0.3%
Sberbank (Savings Bank of the Russian Federation) (a)	421,100	1,137,731
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,561,315)		4,354,141
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.11% (b)	4,560,387	4,560,387
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	10,382,625	10,382,625
TOTAL MONEY MARKET FUNDS (Cost $14,943,012)		14,943,012
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $287,486,010)		332,691,668
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(8,858,349)
NET ASSETS - 100%		$ 323,833,319
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,767 or 0.0% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,010
Fidelity Securities Lending Cash Central Fund	179,392
Total	$ 187,402
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 53,006,498	$ 53,006,498	$ -	$ -
Korea (South)	45,353,755	39,511,914	5,841,841	-
India	28,129,240	24,325,356	3,794,976	8,908
Russia	26,495,168	26,495,168	-	-
Taiwan	26,047,631	23,966,356	2,081,275	-
China	25,811,395	21,081,179	4,730,216	-
South Africa	15,200,951	11,881,066	3,319,885	-
Mexico	14,448,051	14,448,051	-	-
Cayman Islands	13,037,157	13,037,157	-	-
Other	70,218,810	70,144,332	74,478	-
Money Market Funds	14,943,012	14,943,012	-	-
Total Investments in Securities:	$ 332,691,668	$ 312,840,089	$ 19,842,671	$ 8,908
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	7,059
Total Unrealized Gain (Loss)	(71)
Cost of Purchases	8,979
Proceeds of Sales	(7,059)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,908
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (71)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $288,945,234. Net unrealized appreciation aggregated $43,746,434, of which $55,098,044 related to appreciated investment securities and $11,351,610 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Energy Central Fund

June 30, 2011

1.851898.104

ENCIP-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CHEMICALS - 1.2%
Specialty Chemicals - 1.2%
LyondellBasell Industries NV Class A	269,859	$ 10,394,969
CONSTRUCTION & ENGINEERING - 0.9%
Construction & Engineering - 0.9%
Foster Wheeler AG (a)	61,246	1,860,653
Jacobs Engineering Group, Inc. (a)	125,656	5,434,622
KBR, Inc.	26,441	996,562
		8,291,837
ENERGY EQUIPMENT & SERVICES - 32.0%
Oil & Gas Drilling - 10.1%
Discovery Offshore S.A. (a)(e)	319,600	633,939
Ensco International Ltd. ADR	388,394	20,701,400
Hercules Offshore, Inc. (a)	378,594	2,086,053
Nabors Industries Ltd. (a)	447,600	11,028,864
Noble Corp.	317,630	12,517,798
Northern Offshore Ltd.	413,810	778,617
Ocean Rig UDW, Inc. (a)	214,300	3,932,912
Parker Drilling Co. (a)	346,421	2,026,563
Patterson-UTI Energy, Inc.	306,707	9,695,008
Rowan Companies, Inc. (a)	291,600	11,316,996
Transocean Ltd. (United States)	222,359	14,355,497
Tuscany International Drilling, Inc. (a)	516,000	492,244
		89,565,891
Oil & Gas Equipment & Services - 21.9%
Aker Drilling ASA (a)	222,700	693,564
Baker Hughes, Inc.	596,081	43,251,637
Basic Energy Services, Inc. (a)	67,710	2,130,834
Cal Dive International, Inc. (a)	196,579	1,175,542
Compagnie Generale de Geophysique SA (a)	79,400	2,910,250
Dresser-Rand Group, Inc. (a)	63,800	3,429,250
Global Industries Ltd. (a)	141,477	775,294
Halliburton Co.	709,575	36,188,325
ION Geophysical Corp. (a)	45,500	430,430
Key Energy Services, Inc. (a)	193,500	3,483,000
National Oilwell Varco, Inc.	324,695	25,394,396
Oceaneering International, Inc.	34,360	1,391,580
Oil States International, Inc. (a)	123,519	9,870,403
RPC, Inc. (d)	35,300	866,262
Schlumberger Ltd.	615,739	53,199,850
Schoeller-Bleckmann Oilfield Equipment AG	25,061	2,170,945
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Superior Energy Services, Inc. (a)	74,186	$ 2,755,268
Weatherford International Ltd. (a)	199,295	3,736,781
Willbros Group, Inc. (a)	173,782	1,484,098
		195,337,709
TOTAL ENERGY EQUIPMENT & SERVICES		284,903,600
METALS & MINING - 0.8%
Diversified Metals & Mining - 0.8%
Grande Cache Coal Corp. (a)	104,394	951,497
MacArthur Coal Ltd.	164,676	1,933,934
Walter Energy, Inc.	34,600	4,006,680
		6,892,111
OIL, GAS & CONSUMABLE FUELS - 64.0%
Coal & Consumable Fuels - 4.1%
Alpha Natural Resources, Inc. (a)	453,958	20,627,852
Arch Coal, Inc.	67,900	1,810,214
Peabody Energy Corp.	226,180	13,324,264
Solazyme, Inc.	10,200	234,294
		35,996,624
Integrated Oil & Gas - 37.3%
Chevron Corp.	948,558	97,549,704
Exxon Mobil Corp.	1,168,993	95,132,650
Hess Corp.	459,599	34,359,621
Marathon Oil Corp.	951,088	50,103,316
OAO Gazprom sponsored ADR	280,228	4,077,317
Occidental Petroleum Corp.	486,327	50,597,461
		331,820,069
Oil & Gas Exploration & Production - 12.8%
3Legs Resources PLC	73,800	255,242
Anadarko Petroleum Corp.	89,112	6,840,237
Apache Corp.	119,112	14,697,230
Bankers Petroleum Ltd. (a)	437,000	3,117,545
Berry Petroleum Co. Class A	106,212	5,643,044
Brigham Exploration Co. (a)	60,000	1,795,800
Carrizo Oil & Gas, Inc. (a)	52,000	2,171,000
Cimarex Energy Co.	43,865	3,944,341
Clayton Williams Energy, Inc. (a)	11,502	690,695
Concho Resources, Inc. (a)	8,500	780,725
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Gran Tierra Energy, Inc. (Canada) (a)	1,109,400	$ 7,304,739
Kosmos Energy Ltd.	12,200	207,156
Newfield Exploration Co. (a)	144,182	9,807,260
Niko Resources Ltd.	16,400	1,023,895
Noble Energy, Inc.	48,487	4,345,890
Northern Oil & Gas, Inc. (a)	155,281	3,439,474
Oasis Petroleum, Inc. (a)	81,947	2,432,187
Pacific Rubiales Energy Corp.	83,500	2,238,153
Painted Pony Petroleum Ltd. Class A (a)	111,800	1,297,223
Petrobank Energy & Resources Ltd. (a)	41,500	609,332
Petroleum Development Corp. (a)	44,830	1,340,865
Petrominerales Ltd. (d)	52,296	1,535,151
Pioneer Natural Resources Co.	193,900	17,367,623
Stone Energy Corp. (a)	71,400	2,169,846
Talisman Energy, Inc.	162,900	3,346,173
Tourmaline Oil Corp. (a)	28,100	933,559
Whiting Petroleum Corp. (a)	260,264	14,811,624
		114,146,009
Oil & Gas Refining & Marketing - 8.7%
CVR Energy, Inc. (a)	259,637	6,392,263
Frontier Oil Corp.	426,263	13,772,558
Holly Corp.	383,289	26,600,257
Keyera Corp.	37,200	1,685,263
Petroplus Holdings AG	70,100	1,000,595
Tesoro Corp. (a)	504,700	11,562,677
Valero Energy Corp.	562,600	14,385,682
Western Refining, Inc. (a)(d)	125,060	2,259,834
		77,659,129
Oil & Gas Storage & Transport - 1.1%
Atlas Energy LP	18,100	393,313
Atlas Pipeline Partners, LP	42,963	1,416,060
Targa Resources Corp.	10,300	344,638
Tesoro Logistics LP	3,300	80,355
Williams Companies, Inc.	232,963	7,047,131
		9,281,497
TOTAL OIL, GAS & CONSUMABLE FUELS		568,903,328
TOTAL COMMON STOCKS (Cost $775,258,940)		879,385,845
Convertible Bonds - 0.0%
	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $352,200)	$ 350,000	$ 371,000
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	9,882,113	9,882,113
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	4,488,380	4,488,380
TOTAL MONEY MARKET FUNDS (Cost $14,370,493)		14,370,493
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $789,981,633)		894,127,338
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(4,707,095)
NET ASSETS - 100%		$ 889,420,243
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $633,939 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,193
Fidelity Securities Lending Cash Central Fund	18,501
Total	$ 23,694
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 879,385,845	$ 876,475,595	$ 2,910,250	$ -
Convertible Bonds	371,000	-	371,000	-
Money Market Funds	14,370,493	14,370,493	-	-
Total Investments in Securities:	$ 894,127,338	$ 890,846,088	$ 3,281,250	$ -
Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $800,978,504. Net unrealized appreciation aggregated $93,148,834, of which $125,525,531 related to appreciated investment securities and $32,376,697 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Financials
Central Fund

June 30, 2011

1.851899.104

FNCIP-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CAPITAL MARKETS - 26.6%
Asset Management & Custody Banks - 10.2%
Affiliated Managers Group, Inc. (a)	311,725	$ 31,624,501
Ameriprise Financial, Inc.	700	40,376
Apollo Global Management LLC Class A	502,417	8,641,572
Bank of New York Mellon Corp.	4,200	107,604
Franklin Resources, Inc.	143,068	18,783,398
Invesco Ltd.	2,271,393	53,150,596
Legg Mason, Inc.	81,038	2,654,805
Northern Trust Corp.	193,955	8,914,172
State Street Corp.	2,614	117,865
		124,034,889
Diversified Capital Markets - 0.0%
Deutsche Bank AG (NY Shares)	100	5,924
HFF, Inc. (a)	8,600	129,774
		135,698
Investment Banking & Brokerage - 16.4%
E*TRADE Financial Corp. (a)	3,951,908	54,536,330
Evercore Partners, Inc. Class A	569,196	18,965,611
GFI Group, Inc.	2,192,624	10,064,144
Goldman Sachs Group, Inc.	9,036	1,202,601
Jefferies Group, Inc.	849,026	17,320,130
Lazard Ltd. Class A	537,600	19,944,960
Macquarie Group Ltd.	3,431	114,992
MF Global Holdings Ltd. (a)(d)	2,304,845	17,839,500
Morgan Stanley	2,654,178	61,072,636
		201,060,904
TOTAL CAPITAL MARKETS		325,231,491
COMMERCIAL BANKS - 23.9%
Diversified Banks - 9.2%
Banco ABC Brasil SA	649,000	4,872,385
Banco Bradesco SA (PN) sponsored ADR	6,000	122,940
Banco de Chile sponsored ADR	200	17,270
Banco Macro SA sponsored ADR	3,500	132,090
Banco Pine SA	311,800	2,396,772
Banco Santander (Brasil) SA ADR	21,900	256,449
Banco Santander SA sponsored ADR	100	1,151
BanColombia SA sponsored ADR	400	26,692
Bank of Montreal	100	6,361
Barclays PLC sponsored ADR	7,200	118,296
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Diversified Banks - continued
BNP Paribas SA	200	$ 15,440
Comerica, Inc.	1,555,429	53,771,181
CorpBanca SA sponsored ADR (d)	9,200	219,880
Credicorp Ltd. (NY Shares)	6,572	565,849
Grupo Financiero Galicia SA sponsored ADR	9,100	123,214
Guaranty Trust Bank PLC GDR (Reg. S)	47,100	235,500
HSBC Holdings PLC sponsored ADR	4,700	233,214
Industrial & Commercial Bank of China Ltd. (H Shares)	16,239,000	12,333,022
Itau Unibanco Banco Multiplo SA sponsored ADR	400	9,420
KB Financial Group, Inc. ADR	22,011	1,052,126
National Australia Bank Ltd.	2,218	60,945
Standard Chartered PLC (United Kingdom)	4,675	122,898
Sumitomo Mitsui Financial Group, Inc.	4,000	123,308
The Jammu & Kashmir Bank Ltd.	64,545	1,215,046
The Toronto-Dominion Bank	100	8,480
U.S. Bancorp	493,000	12,576,430
United Overseas Bank Ltd.	612,000	9,805,552
Wells Fargo & Co.	432,607	12,138,952
		112,560,863
Regional Banks - 14.7%
BancFirst Corp.	100	3,860
Banco Daycoval SA (PN)	745,700	4,681,225
Bancorp New Jersey, Inc.	800	7,304
BancTrust Financial Group, Inc. (a)(d)	274,450	705,337
Bank of Hawaii Corp.	300	13,956
Bank of the Ozarks, Inc.	10,100	525,806
Bar Harbor Bankshares	100	2,825
BB&T Corp.	700	18,788
Boston Private Financial Holdings, Inc.	18,800	123,704
Bridge Capital Holdings (a)	361,790	4,008,633
Canadian Western Bank, Edmonton	19,800	632,352
Cape Bancorp, Inc. (a)	11,000	110,000
Cascade Bancorp (a)(d)	7,575	76,508
Center Financial Corp. (a)	100	635
CIT Group, Inc. (a)	1,223,979	54,173,311
Citizens & Northern Corp.	4,400	66,308
City Holding Co.	3,600	118,908
City National Corp.	2,000	108,500
CNB Financial Corp., Pennsylvania	6,800	94,452
CoBiz, Inc. (d)	1,595,730	10,436,074
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Danvers Bancorp, Inc.	100	$ 2,177
Fifth Third Bancorp	98,600	1,257,150
First Business Finance Services, Inc.	1,700	25,075
First Community Bancshares, Inc.	100	1,400
First Horizon National Corp.	12,200	116,388
First Interstate Bancsystem, Inc.	541,691	7,984,525
FNB Corp., Pennsylvania	98,273	1,017,126
Fulton Financial Corp.	100	1,071
Glacier Bancorp, Inc.	80,250	1,081,770
Hawthorn Bancshares, Inc.	104	797
Huntington Bancshares, Inc.	2,227,410	14,611,810
KeyCorp	29,800	248,234
Lakeland Bancorp, Inc.	8,664	86,467
M&T Bank Corp.	200	17,590
NBT Bancorp, Inc.	1,500	33,195
Northrim Bancorp, Inc.	11,854	224,870
Pacific Continental Corp.	26,382	241,395
PNC Financial Services Group, Inc.	19,874	1,184,689
PT Bank Tabungan Negara Tbk	15,092,000	2,973,888
Regions Financial Corp.	5,998,955	37,193,521
Savannah Bancorp, Inc. (a)	800	5,928
SunTrust Banks, Inc.	4,700	121,260
Susquehanna Bancshares, Inc.	591,255	4,730,040
SVB Financial Group (a)	27,328	1,631,755
Synovus Financial Corp. (d)	4,636,333	9,643,573
TCF Financial Corp.	811,535	11,199,183
Texas Capital Bancshares, Inc. (a)	4,900	126,567
The Fauquier Bank	117	1,426
Umpqua Holdings Corp.	1,000	11,570
Valley National Bancorp	8,492	115,576
Virginia Commerce Bancorp, Inc. (a)	5,400	31,914
Washington Trust Bancorp, Inc.	2,900	66,613
Webster Financial Corp.	235,100	4,941,802
Western Alliance Bancorp. (a)	354,790	2,519,009
Zions Bancorporation	700	16,807
		179,374,647
TOTAL COMMERCIAL BANKS		291,935,510
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	8,400	$ 123,522
CONSUMER FINANCE - 6.5%
Consumer Finance - 6.5%
American Express Co.	146,384	7,568,053
Capital One Financial Corp.	2,300	118,841
Dollar Financial Corp. (a)	100	2,165
EZCORP, Inc. (non-vtg.) Class A (a)	3,900	138,743
Green Dot Corp. Class A (d)	87,200	2,963,056
Nelnet, Inc. Class A	5,400	119,124
Netspend Holdings, Inc.	640	6,400
PT Clipan Finance Indonesia Tbk	2,956,000	234,371
SLM Corp.	4,051,420	68,104,370
		79,255,123
DIVERSIFIED CONSUMER SERVICES - 0.1%
Specialized Consumer Services - 0.1%
Sotheby's Class A (Ltd. vtg.)	46,700	2,031,450
DIVERSIFIED FINANCIAL SERVICES - 15.9%
Other Diversified Financial Services - 13.6%
Bank of America Corp.	4,196,886	45,997,871
Citigroup, Inc.	1,575,841	65,618,019
JPMorgan Chase & Co.	1,343,779	55,014,312
		166,630,202
Specialized Finance - 2.3%
CME Group, Inc.	4,600	1,341,314
IntercontinentalExchange, Inc. (a)	11,969	1,492,654
Moody's Corp.	1,500	57,525
NewStar Financial, Inc. (a)	100	1,068
PHH Corp. (a)	1,218,530	25,004,236
		27,896,797
TOTAL DIVERSIFIED FINANCIAL SERVICES		194,526,999
HOTELS, RESTAURANTS & LEISURE - 0.6%
Casinos & Gaming - 0.6%
MGM Mirage, Inc. (a)(d)	592,400	7,825,604
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - 1.5%
Industrial Conglomerates - 1.5%
General Electric Co.	300	$ 5,658
Keppel Corp. Ltd.	2,041,000	18,411,040
		18,416,698
INSURANCE - 5.1%
Life & Health Insurance - 1.0%
AFLAC, Inc.	3,100	144,708
Citizens, Inc. Class A (a)	17,300	117,986
CNO Financial Group, Inc. (a)	15,400	121,814
Delphi Financial Group, Inc. Class A	4,200	122,682
FBL Financial Group, Inc. Class A	3,800	122,170
Lincoln National Corp.	4,400	125,356
MetLife, Inc.	72,200	3,167,414
Phoenix Companies, Inc. (a)	46,700	114,882
Prudential Financial, Inc.	98,700	6,276,333
Resolution Ltd.	454,600	2,144,987
StanCorp Financial Group, Inc.	2,800	118,132
Symetra Financial Corp.	8,700	116,841
Torchmark Corp.	1,800	115,452
Unum Group	4,400	112,112
		12,920,869
Multi-Line Insurance - 0.0%
American International Group, Inc. (a)	2,000	58,640
Fairfax Financial Holdings Ltd. (sub. vtg.)	300	120,075
Genworth Financial, Inc. Class A (a)	22,600	232,328
Loews Corp.	1,400	58,926
		469,969
Property & Casualty Insurance - 3.7%
ACE Ltd.	19,400	1,276,908
Allstate Corp.	4,000	122,120
Assured Guaranty Ltd.	3,900	63,609
Axis Capital Holdings Ltd.	211,600	6,551,136
Berkshire Hathaway, Inc. Class B (a)	315,700	24,432,023
The Travelers Companies, Inc.	700	40,866
XL Group PLC Class A	559,804	12,304,492
		44,791,154
Reinsurance - 0.4%
Montpelier Re Holdings Ltd.	6,100	109,800
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - continued
Platinum Underwriters Holdings Ltd.	400	$ 13,296
Validus Holdings Ltd.	141,126	4,367,850
		4,490,946
TOTAL INSURANCE		62,672,938
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
China Finance Online Co. Ltd. ADR (a)	623,583	2,238,663
eBay, Inc. (a)	400	12,908
		2,251,571
IT SERVICES - 10.6%
Data Processing & Outsourced Services - 10.6%
Alliance Data Systems Corp. (a)	700	65,849
Cielo SA	324,500	8,106,784
Fiserv, Inc. (a)	291,915	18,282,636
MasterCard, Inc. Class A	279,222	84,140,755
Redecard SA	1,229,700	18,527,028
The Western Union Co.	100	2,003
VeriFone Systems, Inc. (a)	700	31,045
		129,156,100
IT Consulting & Other Services - 0.0%
Accenture PLC Class A	2,100	126,882
Cognizant Technology Solutions Corp. Class A (a)	1,600	117,344
		244,226
TOTAL IT SERVICES		129,400,326
MEDIA - 0.0%
Publishing - 0.0%
McGraw-Hill Companies, Inc.	256	10,729
PROFESSIONAL SERVICES - 2.0%
Research & Consulting Services - 2.0%
Equifax, Inc.	700,900	24,335,248
REAL ESTATE INVESTMENT TRUSTS - 2.0%
Diversified REITs - 0.1%
Vornado Realty Trust	6,500	605,670
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Industrial REITs - 0.1%
DCT Industrial Trust, Inc.	232,700	$ 1,217,021
Prologis, Inc.	44	1,577
		1,218,598
Mortgage REITs - 0.1%
American Capital Agency Corp.	41,100	1,196,421
Annaly Capital Management, Inc.	6,500	117,260
		1,313,681
Office REITs - 1.0%
Corporate Office Properties Trust (SBI)	3,400	105,774
Douglas Emmett, Inc.	12,100	240,669
Lexington Corporate Properties Trust (d)	1,330,888	12,151,007
MPG Office Trust, Inc. (a)	45,800	130,988
		12,628,438
Residential REITs - 0.0%
Campus Crest Communities, Inc.	10,000	129,400
Equity Lifestyle Properties, Inc.	100	6,244
Essex Property Trust, Inc.	1,800	243,522
		379,166
Retail REITs - 0.0%
Simon Property Group, Inc.	700	81,361
Specialized REITs - 0.7%
Host Hotels & Resorts, Inc.	7,500	127,125
Nationwide Health Properties, Inc.	3,000	124,230
Public Storage	2,000	228,020
Strategic Hotel & Resorts, Inc. (a)	699,900	4,955,292
Ventas, Inc.	2,300	121,233
Weyerhaeuser Co.	121,500	2,655,990
		8,211,890
TOTAL REAL ESTATE INVESTMENT TRUSTS		24,438,804
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
Diversified Real Estate Activities - 0.0%
Tejon Ranch Co. (a)	200	6,820
The St. Joe Co. (a)	100	2,084
		8,904
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - CONTINUED
Real Estate Operating Companies - 0.3%
Castellum AB	270,616	$ 4,056,416
Thomas Properties Group, Inc. (a)	19,600	62,916
		4,119,332
Real Estate Services - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	25,800	647,838
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		4,776,074
SOFTWARE - 0.0%
Application Software - 0.0%
EPIQ Systems, Inc.	300	4,266
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	37,426	1,355,570
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Brookline Bancorp, Inc., Delaware	6,700	62,109
Carver Bancorp, Inc.	936	749
Cheviot Financial Corp.	88,335	812,682
Fannie Mae (a)	85	28
First Niagara Financial Group, Inc.	100	1,320
Flushing Financial Corp.	100	1,300
Hudson City Bancorp, Inc.	29,600	242,424
Meridian Interstate Bancorp, Inc. (a)	634	8,679
New York Community Bancorp, Inc.	100	1,499
Ocwen Financial Corp. (a)	100	1,276
People's United Financial, Inc.	8,900	119,616
ViewPoint Financial Group	100	1,380
Washington Mutual, Inc. (a)	276,828	35,849
		1,288,911
WIRELESS TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
American Tower Corp. Class A (a)	2,200	115,126
TOTAL COMMON STOCKS (Cost $1,212,899,780)		1,169,995,960
Money Market Funds - 8.2%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	72,221,676	$ 72,221,676
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	27,573,227	27,573,227
TOTAL MONEY MARKET FUNDS (Cost $99,794,903)		99,794,903
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $1,312,694,683)		1,269,790,863
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(46,624,263)
NET ASSETS - 100%		$ 1,223,166,600
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,790
Fidelity Securities Lending Cash Central Fund	74,586
Total	$ 102,376
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,169,995,960	$ 1,169,872,652	$ 123,308	$ -
Money Market Funds	99,794,903	99,794,903	-	-
Total Investments in Securities:	$ 1,269,790,863	$ 1,269,667,555	$ 123,308	$ -
Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $1,348,612,308. Net unrealized depreciation aggregated $78,821,445, of which $31,326,098 related to appreciated investment securities and $110,147,543 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Floating Rate
Central Fund

June 30, 2011

1.816012.107

FR1-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (f) - 87.5%
	Principal Amount	Value
Aerospace - 2.3%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (e)	$ 9,785,000	$ 9,772,769
Sequa Corp. term loan 3.5003% 12/3/14 (e)	47,349,953	46,521,329
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (e)	9,671,400	9,683,489
		65,977,587
Air Transportation - 1.7%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (e)	9,720,000	9,598,500
Northwest Airlines Corp.:
Tranche A, term loan 2.06% 12/31/18 (e)	5,040,299	4,611,873
Tranche B, term loan 3.81% 12/22/13 (e)	2,551,899	2,488,101
United Air Lines, Inc. Tranche B, term loan 2.2319% 2/1/14 (e)	4,794,719	4,566,970
US Airways Group, Inc. term loan 2.6858% 3/23/14 (e)	32,813,185	29,695,932
		50,961,376
Automotive - 4.7%
AM General LLC:
Credit-Linked Deposit 3.1913% 9/30/12 (e)	125,331	115,931
term loan 6.053% 4/17/12 (e)	5,526,010	5,374,044
Tranche B, term loan 3.191% 9/30/13 (e)	2,110,945	1,952,625
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (e)	19,570,000	19,129,675
Delphi Corp. Tranche B, term loan 3.584% 3/31/17 (e)	9,258,224	9,304,515
Federal-Mogul Corp.:
Tranche B, term loan 2.1275% 12/27/14 (e)	58,660,152	55,360,518
Tranche C, term loan 2.1275% 12/27/15 (e)	29,928,649	28,245,162
Ford Motor Co. term loan 2.94% 12/15/13 (e)	16,892,236	16,881,678
		136,364,148
Broadcasting - 4.7%
Clear Channel Capital I LLC Tranche B, term loan 3.8413% 1/29/16 (e)	18,151,664	15,338,156
Clear Channel Communications, Inc. Tranche A, term loan 3.5913% 7/30/14 (e)	9,379,967	8,418,520
Nexstar Broadcasting, Inc. term loan 5% 9/30/16 (e)	9,130,872	9,085,217
Univision Communications, Inc. term loan 4.4412% 3/31/17 (e)	78,618,258	74,687,346
VNU, Inc. Tranche C, term loan 3.4396% 5/1/16 (e)	27,960,297	27,855,446
		135,384,685
Floating Rate Loans (f) - continued
	Principal Amount	Value
Building Materials - 0.2%
Armstrong World Industries, Inc. Tranche B, term loan 4% 3/10/18 (e)	$ 3,396,488	$ 3,383,921
Goodman Global Group, Inc. Tranche 2 LN, term loan 9% 10/28/17 (e)	1,515,000	1,549,088
		4,933,009
Cable TV - 1.8%
CSC Holdings, Inc. Tranche B3, term loan 3.191% 3/29/16 (e)	18,207,037	18,003,118
Liberty Cablevision of Puerto Rico LTC term loan 2.247% 6/15/14 (e)	1,968,000	1,889,280
NDS Group PLC Tranche B, term loan 4% 3/10/18 (e)	9,506,175	9,470,527
TWCC Holding Corp. Tranche B, term loan 4.25% 2/11/17 (e)	9,738,075	9,738,075
UPC Broadband Holding BV:
Tranche T, term loan 3.691% 12/31/16 (e)	589,921	585,497
Tranche X, term loan 3.691% 12/31/17 (e)	8,464,627	8,379,981
WideOpenWest Finance LLC Tranche B 1LN, term loan 2.6856% 6/27/14 (e)	4,828,985	4,659,970
		52,726,448
Capital Goods - 0.9%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/23/18 (e)	14,675,000	14,730,031
Kinetek Industries, Inc. Tranche B 1LN, term loan 2.9486% 11/10/13 (e)	1,066,174	1,014,198
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (e)	9,422,305	9,410,528
		25,154,757
Chemicals - 1.1%
Celanese Holdings LLC Tranche C, term loan 3.303% 10/31/16 (e)	4,749,366	4,779,287
Chemtura Corp. term loan 5.5% 8/27/16 (e)	6,000,000	6,022,800
Nalco Co. Tranche B 1LN, term loan 4.5% 10/5/17 (e)	6,823,438	6,857,555
Tronox, Inc. Tranche B, term loan 7% 10/21/15 (e)	9,676,375	9,761,043
Univar NV Tranche B, term loan 5% 6/30/17 (e)	5,208,825	5,195,803
		32,616,488
Consumer Products - 1.4%
Amscan Holdings, Inc. Tranche B, term loan 6.7519% 11/30/17 (e)	9,652,063	9,688,258
Huish Detergents, Inc.:
Tranche 2LN, term loan 4.45% 10/26/14 (e)	4,710,000	3,932,850
Tranche B 1LN, term loan 2.2% 4/26/14 (e)	8,585,278	8,005,772
Floating Rate Loans (f) - continued
	Principal Amount	Value
Consumer Products - continued
NBTY, Inc. Tranche B 1LN, term loan 4.25% 10/1/17 (e)	$ 9,950,000	$ 9,937,563
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (e)	9,785,000	9,785,000
		41,349,443
Containers - 0.6%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	9,329,919	9,329,919
Anchor Glass Container Corp.: - continued
Tranche 2LN, term loan 10% 9/2/16 (e)	5,840,000	5,876,500
BWAY Holding Co. Tranche B, term loan 4.5025% 2/23/18 (e)	2,208,900	2,208,900
		17,415,319
Diversified Financial Services - 3.2%
Booz Allen & Hamilton, Inc. Tranche B, term loan 4% 8/3/17 (e)	2,154,600	2,165,373
EquiPower Resources Holdings LLC Tranche B, term loan 5.75% 1/26/18 (e)	3,127,163	3,127,163
Fifth Third Processing Solutions Tranche B-1, term loan 4.5% 11/3/16 (e)	9,760,538	9,748,337
HarbourVest Partners LLC Tranche B, term loan 6.25% 12/17/16 (e)	22,159,613	22,242,712
Hubbard Radio LLC Tranche B, term loan 5.25% 4/29/17 (e)	7,330,000	7,384,975
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (e)	11,233,000	11,261,083
Tranche 2LN, term loan 7% 3/17/16 (e)	8,237,000	8,330,078
LPL Investment Holdings, Inc.:
term loan 4.25% 6/25/15 (e)	7,040,941	7,067,344
Tranche D, term loan 2.021% 6/28/13 (e)	2,236,842	2,203,289
MoneyGram International, Inc. Tranche B, term loan 4.6539% 11/18/17 (e)	5,113,077	5,113,077
Open Link Financial, Inc. Tranche B, term loan 5.25% 4/27/18 (e)	9,740,000	9,691,300
TransUnion LLC Tranche B, term loan 4.75% 2/10/18 (e)	4,773,038	4,773,038
		93,107,769
Diversified Media - 0.6%
Advanstar, Inc. Tranche 1LN, term loan 2.56% 5/31/14 (e)	21,413,040	17,130,432
Floating Rate Loans (f) - continued
	Principal Amount	Value
Electric Utilities - 8.1%
Bicent Power LLC Tranche 2LN, term loan 4.31% 12/31/14 (e)	$ 7,570,000	$ 227,100
BRSP LLC term loan 7.5% 6/24/14 (e)	16,244,793	16,244,793
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (e)	18,274,200	18,068,615
MACH Gen LLC Credit-Linked Deposit 2.307% 2/22/13 (e)	242,828	224,616
Nebraska Energy, Inc.:
Tranche 2LN, term loan 4.8125% 5/1/14 (e)	14,420,000	13,410,600
Tranche B 1LN, term loan 2.75% 11/1/13 (e)	7,807,044	7,650,903
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.557% 12/15/14 (e)	29,145,000	27,979,200
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.6896% 10/10/14 (e)	155,014,894	130,987,579
4.7301% 10/10/17 (e)	4,890,000	3,838,650
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (e)	15,127,088	15,089,270
		233,721,326
Energy - 3.5%
Alon USA, Inc. term loan 2.485% 8/4/13 (e)	12,728,130	11,646,239
CCS, Inc. Tranche B, term loan 3.2423% 11/14/14 (e)	15,509,819	14,804,122
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (e)	25,805,912	25,741,397
Race Point Power Tranche B, term loan 7.7513% 1/11/18 (e)	25,061,591	25,155,572
Sheridan Production Partners LP term loan 6.5% 4/20/17 (e)	23,580,000	23,462,100
		100,809,430
Entertainment/Film - 1.0%
AMC Networks, Inc. Tranche B, term loan 4% 12/31/18 (e)	7,560,000	7,541,100
Gun Lake Tribal Gaming Authority term loan 12% 7/20/15 (e)	21,390,000	22,432,763
		29,973,863
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.1901% 3/30/14 (e)	190,014	174,813
Food & Drug Retail - 1.3%
GNC Corp. Tranche B, term loan 4.25% 3/2/18 (e)	10,935,000	10,907,663
Rite Aid Corp. Tranche ABL, term loan 1.943% 6/4/14 (e)	27,885,225	26,525,821
		37,433,484
Floating Rate Loans (f) - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 0.9%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (e)	$ 19,391,400	$ 19,245,965
U.S. Foodservice Tranche B, term loan 2.6975% 7/3/14 (e)	6,304,819	5,879,243
		25,125,208
Gaming - 5.0%
CityCenter Holdings LLC/CityCenter Finance Corp. term loan 7.5% 1/21/15 (e)	2,505,000	2,517,525
Fantasy Springs Resort Casino term loan 12% 8/6/12 (e)	7,716,125	6,307,932
Green Valley Ranch Gaming LLC term loan:
10% 6/17/16 (e)	6,850,000	6,764,375
10% 6/17/17 (e)	2,935,000	2,920,325
Greenwood Racing, Inc. term loan 2.45% 11/28/11 (e)	6,779,748	6,754,324
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.2738% 1/28/15 (e)	14,499,470	13,049,523
Tranche B2, term loan 3.2465% 1/28/15 (e)	4,609,410	4,148,469
Tranche B4, term loan 9.5% 10/31/16 (e)	9,588,975	9,996,506
Kerzner International Ltd.:
term loan 3.3155% 9/1/13 (e)	39,870,706	35,883,635
Tranche DD, term loan 3.2569% 9/1/13 (e)	22,755,573	20,480,015
Venetian Macau Ltd.:
Tranche B, term loan 4.7% 5/26/13 (e)	14,322,135	14,286,330
Tranche DD, term loan 4.7% 5/26/12 (e)	7,129,514	7,111,691
Venetian Macau US Finance, Inc. Tranche B, term loan 4.7% 5/25/13 (e)	15,920,695	15,880,893
		146,101,543
Healthcare - 8.9%
Community Health Systems, Inc.:
term loan 3.7538% 1/25/17 (e)	12,859,289	12,569,955
Tranche B, term loan 2.5039% 7/25/14 (e)	25,608,383	24,776,110
Tranche DD, term loan 2.5038% 7/25/14 (e)	1,317,063	1,274,259
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	34,360,000	33,586,900
Emergency Medical Services Corp. Tranche B, term loan 5.2519% 5/25/18 (e)	14,558,513	14,503,918
Grifols SA Tranche B, term loan 6% 6/1/17 (e)	9,730,000	9,766,488
HCA, Inc. Tranche B2, term loan 3.557% 3/31/17 (e)	59,933,869	59,034,861
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (e)	17,401,388	17,053,360
HGI Holdings, Inc. Tranche B, term loan 6.75% 10/1/16 (e)	8,266,237	8,338,566
Floating Rate Loans (f) - continued
	Principal Amount	Value
Healthcare - continued
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (e)	$ 14,483,700	$ 14,430,110
National Renal Institutes, Inc. Tranche B, term loan 8.5% 3/31/13 (e)	17,389,264	17,563,156
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 2.517% 6/15/14 (e)	20,453,463	20,044,394
Tranche 2LN, term loan 6.004% 6/15/15 (e)	11,000,000	10,835,000
Sun Healthcare Group, Inc. Tranche B, term loan 7.5% 10/18/16 (e)	6,583,000	6,566,543
VWR Funding, Inc. term loan 2.6913% 6/29/14 (e)	8,034,822	7,784,136
		258,127,756
Homebuilders/Real Estate - 1.0%
CB Richard Ellis Services, Inc. Tranche C, term loan 1.625% 3/4/18 (e)(g)	4,860,000	4,805,325
Realogy Corp.:
Credit-Linked Deposit 3.2103% 10/10/13 (e)	1,690,745	1,580,847
Tranche 2LN, term loan 13.5% 10/15/17	4,865,000	5,108,250
Tranche B, term loan 3.2683% 10/10/13 (e)	14,267,086	13,339,726
Tranche DD, term loan 3.2683% 10/10/13 (e)	4,899,046	4,580,608
		29,414,756
Insurance - 0.6%
CNO Financial Group, Inc. Tranche B, term loan 6.25% 9/30/16 (e)	8,007,749	8,027,768
USI Holdings Corp. Tranche B, term loan 2.7% 5/4/14 (e)	10,660,010	10,340,209
		18,367,977
Leisure - 3.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.75% 4/22/16 (e)	31,031,550	30,798,813
Cannery Casino Resorts LLC:
term loan 4.4358% 5/18/13 (e)	2,979,808	2,931,535
Tranche B, term loan 4.4358% 5/18/13 (e)	3,343,815	3,289,645
Formula One Holdings Tranche D, term loan 6/30/14 (e)	9,849,943	9,357,446
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (e)	8,914,411	8,926,000
Town Sports International LLC Tranche B, term loan 7.0094% 5/11/18 (e)	24,398,850	24,398,850
Universal City Development Partners Ltd. Tranche B 1LN, term loan 5.5% 11/6/14 (e)	7,626,894	7,607,827
		87,310,116
Floating Rate Loans (f) - continued
	Principal Amount	Value
Metals/Mining - 0.8%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (e)	$ 7,230,750	$ 7,239,788
Oxbow Carbon LLC Tranche B 1LN, term loan 3.8004% 5/8/16 (e)	4,041,266	4,031,163
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (e)	11,620,000	11,634,525
		22,905,476
Publishing/Printing - 1.5%
Newsday LLC term loan:
6.5255% 8/1/13 (e)	4,000,000	4,080,000
10.5% 8/1/13	3,000,000	3,168,900
Quad/Graphics, Inc. term loan 5.5% 4/23/16 (e)	13,483,800	13,483,800
Thomson Learning Tranche B, term loan 2.44% 7/5/14 (e)	16,889,906	15,222,028
Tribune Co. Tranche X, term loan 3/17/09 (b)(e)	8,055,238	5,235,905
Yell Group PLC Tranche B1, term loan 3.9413% 7/31/14 (e)	5,588,944	2,235,578
		43,426,211
Restaurants - 1.0%
Burger King Corp. Tranche B, term loan 4.5% 10/19/16 (e)	9,671,400	9,610,954
Dunkin Brands, Inc. Tranche B2, term loan 4.2525% 11/23/17 (e)	9,671,461	9,659,371
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.4985% 6/14/13 (e)	1,008,202	960,312
term loan 2.5% 6/14/14 (e)	10,047,527	9,570,269
		29,800,906
Services - 2.9%
ARAMARK Corp.:
Credit-Linked Deposit 3.4935% 7/26/16 (e)	512,694	508,849
Tranche B, term loan 3.557% 7/26/16 (e)	7,795,851	7,737,382
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 5.75% 4/19/14 (e)	8,974,185	8,996,620
Bakercorp International, Inc. term loan 5% 6/1/18 (e)	9,785,000	9,809,463
Brickman Group Holdings, Inc. Tranche B, term loan 7.25% 10/14/16 (e)	8,775,900	8,885,599
Central Parking Corp.:
Credit-Linked Deposit 2.5% 5/22/14 (e)	3,236,777	2,864,547
Tranche 2LN, term loan 4.8125% 11/22/14 (e)	1,950,000	1,316,250
Tranche B 1LN, term loan 2.5% 5/22/14 (e)	4,407,717	3,900,829
Hertz Corp. Tranche B, term loan 3.75% 3/11/18 (e)	9,695,700	9,647,222
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (e)	9,785,000	9,833,925
Floating Rate Loans (f) - continued
	Principal Amount	Value
Services - continued
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (e)	$ 8,957,550	$ 8,924,407
Sedgwick CMS Holdings, Inc. Tranche B 1LN, term loan 5% 12/31/16 (e)	3,055,569	3,051,903
Symphonyiri Group, Inc. Tranche B, term loan 5% 12/1/17 (e)	7,375,000	7,393,438
		82,870,434
Shipping - 0.7%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (e)	19,772,699	19,871,563
Specialty Retailing - 1.6%
Claire's Stores, Inc. term loan 3.0512% 5/29/14 (e)	13,756,266	12,621,374
Dave & Buster's Holdings, Inc. Tranche B, term loan 5.5% 6/1/16 (e)	4,861,350	4,849,197
Michaels Stores, Inc.:
Tranche B1, term loan 2.5462% 10/31/13 (e)	3,293,482	3,227,613
Tranche B2, term loan 4.7962% 7/31/16 (e)	6,884,030	6,841,005
Sally Holdings LLC Tranche B, term loan 2.44% 11/16/13 (e)	8,124,149	8,124,149
Toys 'R' Us, Inc. term loan 6% 9/1/16 (e)	9,647,100	9,659,641
		45,322,979
Steel - 0.2%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	4,987,500	5,012,438
Super Retail - 1.8%
Bass Pro Shops LLC Tranche B, term loan 5.25% 6/13/17 (e)	7,340,000	7,294,492
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (e)	9,695,700	9,647,222
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	11,162,250	11,148,297
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	24,188,450	24,401,308
		52,491,319
Technology - 10.4%
Avaya, Inc.:
term loan 3.005% 10/27/14 (e)	17,348,465	16,632,841
Tranche B 3LN, term loan 4.755% 10/26/17 (e)	20,183,519	19,401,408
First Data Corp.:
term loan 4.1858% 3/24/18 (e)	7,000,000	6,405,000
Tranche B1, term loan 2.9358% 9/24/14 (e)	38,669,289	35,672,419
Tranche B2, term loan 2.9358% 9/24/14 (e)	24,388,782	22,498,652
Floating Rate Loans (f) - continued
	Principal Amount	Value
Technology - continued
First Data Corp.: - continued
Tranche B3, term loan 2.9358% 9/24/14 (e)	$ 24,260,592	$ 22,380,396
Freescale Semiconductor, Inc. term loan 4.441% 12/1/16 (e)	39,663,539	39,415,642
Kronos, Inc.:
Tranche 1LN, term loan 2.057% 6/11/14 (e)	8,796,760	8,686,801
Tranche 2LN, term loan 6.057% 6/11/15 (e)	30,920,000	30,610,800
MDA Information Products Tranche B, term loan 7% 1/4/17 (e)	3,289,859	3,248,735
NXP BV term loan 4.5% 3/4/17 (e)	27,845,213	27,949,632
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (e)	7,775,000	7,755,563
Rovi Corp. Tranche B, term loan 4% 2/7/18 (e)	2,269,313	2,274,986
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (e)	8,070,000	8,059,913
Serena Software, Inc. term loan 4.2518% 3/10/16 (e)	6,925,667	6,769,839
Springboard Finance LLC term loan 7% 2/23/15 (e)	4,602,945	4,608,699
Sunquest Information Systems, Inc.:
Tranche 1 LN, term loan 6.25% 12/16/16 (e)	4,260,000	4,238,700
Tranche 2 LN, term loan 9.75% 6/16/17 (e)	14,590,000	14,881,800
Telcordia Technologies, Inc. term loan 6.75% 4/30/16 (e)	12,667,181	12,651,347
TriZetto Group, Inc. Tranche B, term loan 4.75% 5/2/18 (e)	8,000,000	7,950,000
		302,093,173
Telecommunications - 10.1%
Airvana Networks Solutions, Inc. term loan 10% 3/25/15 (e)	11,698,714	11,815,701
Asurion LLC:
term loan 9% 5/24/19 (e)	19,570,000	19,618,925
Tranche B, term loan 5.5% 5/24/18 (e)	34,245,000	33,775,844
Consolidated Communications, Inc. term loan 3.95% 12/31/17 (e)	5,000,000	4,825,000
Digicel International Finance Ltd.:
Tranche A, term loan 3.8125% 3/30/12 (e)	24,464,892	24,036,756
Tranche C, term loan 3.8125% 3/23/12 (e)	941,855	925,373
Tranche D, term loan 3.8125% 3/31/15 (e)	41,098,690	40,379,463
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (e)	37,796,468	33,780,593
Intelsat Jackson Holdings SA:
term loan 3.2853% 2/1/14 (e)	47,923,189	46,006,262
Tranche B, term loan 5.25% 4/2/18 (e)	24,315,000	24,407,397
Floating Rate Loans (f) - continued
	Principal Amount	Value
Telecommunications - continued
Level 3 Financing, Inc. term loan 2.5328% 3/13/14 (e)	$ 24,020,000	$ 23,330,626
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	29,294,658	29,435,029
		292,336,969
TOTAL FLOATING RATE LOANS (Cost $2,491,696,685)		2,535,813,201
Nonconvertible Bonds - 7.0%

Air Transportation - 0.1%
United Air Lines, Inc. 9.875% 8/1/13 (d)	1,769,000	1,857,450
Banks & Thrifts - 0.7%
Ally Financial, Inc. 3.4658% 2/11/14 (e)	20,000,000	19,700,000
Chemicals - 0.1%
Lyondell Chemical Co. 11% 5/1/18	2,618,809	2,933,066
Diversified Financial Services - 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16	6,450,000	6,619,313
Ineos Finance PLC 9% 5/15/15 (d)	2,175,000	2,300,063
MU Finance PLC 8.375% 2/1/17 (d)	14,655,000	15,644,213
		24,563,589
Electric Utilities - 0.1%
Energy Future Holdings Corp. 10% 1/15/20	3,285,000	3,473,888
Energy - 0.6%
ATP Oil & Gas Corp. 11.875% 5/1/15	4,865,000	4,913,650
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	7,780,000	7,624,400
Stone Energy Corp. 6.75% 12/15/14	4,860,000	4,762,800
		17,300,850
Entertainment/Film - 0.1%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (d)	2,050,000	2,203,750
Gaming - 0.9%
Chukchansi Economic Development Authority 3.917% 11/15/12 (d)(e)	8,886,000	7,242,090
Harrah's Operating Co., Inc. 11.25% 6/1/17	7,075,000	7,782,500
MGM Mirage, Inc.:
10.375% 5/15/14	3,350,000	3,785,500
11.125% 11/15/17	4,715,000	5,398,675
13% 11/15/13	2,720,000	3,230,000
		27,438,765
Nonconvertible Bonds - continued
	Principal Amount	Value
Insurance - 0.1%
USI Holdings Corp. 4.1358% 11/15/14 (d)(e)	$ 3,050,000	$ 2,836,500
Leisure - 0.1%
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15	3,260,000	3,626,750
Paper - 0.2%
Verso Paper Holdings LLC/Verso Paper, Inc. 4.0233% 8/1/14 (e)	5,350,000	4,815,000
Publishing/Printing - 0.3%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (e)	8,830,000	9,116,975
Restaurants - 0.2%
Dave & Buster's, Inc. 11% 6/1/18	5,000,000	5,325,000
Services - 0.8%
ARAMARK Corp. 3.7733% 2/1/15 (e)	10,595,000	10,303,638
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.7608% 5/15/14 (e)	12,975,000	12,423,563
		22,727,201
Technology - 1.3%
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (e)	10,816,833	11,060,212
Freescale Semiconductor, Inc.:
4.122% 12/15/14 (e)	18,925,000	18,641,125
10.125% 3/15/18 (d)	4,870,000	5,338,494
Spansion LLC 7.875% 11/15/17 (d)	2,175,000	2,218,500
		37,258,331
Telecommunications - 0.6%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	7,300,000	7,865,750
Clearwire Escrow Corp. 12% 12/1/15 (d)	10,000,000	10,700,000
		18,565,750
TOTAL NONCONVERTIBLE BONDS (Cost $190,136,900)		203,742,865
Common Stocks - 1.8%
	Shares
Chemicals - 1.8%
LyondellBasell Industries NV Class A	1,353,088	52,120,950
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	85,778	790,015
TOTAL COMMON STOCKS (Cost $25,156,746)		52,910,965
Other - 0.0%
	Shares	Value
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $29)	2,903,495	$ 29
Interfund Loans - 0.1%

With Fidelity Small Cap Stock Fund, at 0.28% due 7/1/11 (c) (Cost $3,543,000)	3,543,000	3,543,000
Cash Equivalents - 4.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/11 due 7/1/11 (Collateralized by U.S. Government Obligations) # (Cost $137,645,000)	$ 137,645,038	137,645,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,848,178,360)		2,933,655,060
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(33,487,183)
NET ASSETS - 100%		$ 2,900,167,877
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Loan is with an affiliated fund.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,831,210 or 2.3% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $4,860,000 and $4,805,325, respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$137,645,000 due 7/01/11 at 0.01%
BNP Paribas Securities Corp.	$ 49,618,734
Credit Agricole Securities (USA), Inc.	24,031,069
Mizuho Securities USA, Inc.	58,177,452
Wells Fargo Securities LLC	5,817,745
$ 137,645,000
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 52,120,950	$ 52,120,950	$ -	$ -
Telecommunication Services	790,015	790,015	-	-
Corporate Bonds	203,742,865	-	203,742,865	-
Floating Rate Loans	2,535,813,201	-	2,535,813,201	-
Interfund Loans	3,543,000	-	3,543,000	-
Other	29	-	-	29
Cash Equivalents	137,645,000	-	137,645,000	-
Total Investments in Securities:	$ 2,933,655,060	$ 52,910,965	$ 2,880,744,066	$ 29
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 15,460,734
Total Realized Gain (Loss)	3,845,277
Total Unrealized Gain (Loss)	427,611
Cost of Purchases	-
Proceeds of Sales	(10,020,749)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(9,712,844)
Ending Balance	$ 29
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $2,780,138,539. Net unrealized appreciation aggregated $153,516,521, of which $194,855,636 related to appreciated investment securities and $41,339,115 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Health Care
Central Fund

June 30, 2011

1.851900.104

HCCIP-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
BIOTECHNOLOGY - 21.0%
Biotechnology - 21.0%
Achillion Pharmaceuticals, Inc. (a)	453,700	$ 3,375,528
Acorda Therapeutics, Inc. (a)	252,419	8,155,658
Affymax, Inc. (a)	174,400	1,198,128
Alexion Pharmaceuticals, Inc. (a)	249,814	11,748,752
AMAG Pharmaceuticals, Inc. (a)	86,100	1,618,680
Amgen, Inc. (a)	646,646	37,731,794
Anthera Pharmaceuticals, Inc. (a)	321,700	2,628,289
Ardea Biosciences, Inc. (a)	277,000	7,052,420
ARIAD Pharmaceuticals, Inc. (a)	614,700	6,964,551
ArQule, Inc. (a)	87,400	546,250
AVEO Pharmaceuticals, Inc. (a)	52,900	1,090,269
AVEO Pharmaceuticals, Inc.	51,392	1,059,189
Biogen Idec, Inc. (a)	136,559	14,600,888
BioMarin Pharmaceutical, Inc. (a)	583,000	15,863,430
Chelsea Therapeutics International Ltd. (a)	351,338	1,791,824
Dynavax Technologies Corp. (a)	1,056,567	2,905,559
Gilead Sciences, Inc. (a)	442,169	18,310,218
Human Genome Sciences, Inc. (a)	151,087	3,707,675
Incyte Corp. (a)(d)	145,799	2,761,433
Inhibitex, Inc. (a)	424,800	1,665,216
Medivir AB (B Shares) (a)	149,000	3,103,970
Micromet, Inc. (a)(d)	175,461	1,007,146
Neurocrine Biosciences, Inc. (a)	246,200	1,981,910
NPS Pharmaceuticals, Inc. (a)	202,900	1,917,405
Seattle Genetics, Inc. (a)(d)	163,217	3,349,213
Targacept, Inc. (a)	204,400	4,306,708
Theravance, Inc. (a)(d)	253,200	5,623,572
United Therapeutics Corp. (a)	143,100	7,884,810
YM Biosciences, Inc. (a)	367,700	1,033,251
		174,983,736
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc.	366,500	2,078,055
Stewart Enterprises, Inc. Class A	253,720	1,852,156
		3,930,211
FOOD & STAPLES RETAILING - 1.4%
Drug Retail - 1.4%
CVS Caremark Corp.	232,000	8,718,560
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Drug Retail - continued
Droga Raia SA	33,000	$ 549,612
Rite Aid Corp. (a)	1,993,195	2,650,949
		11,919,121
HEALTH CARE EQUIPMENT & SUPPLIES - 23.2%
Health Care Equipment - 21.7%
Baxter International, Inc.	678,220	40,482,952
Boston Scientific Corp. (a)	2,731,389	18,873,898
C. R. Bard, Inc.	157,011	17,249,228
Conceptus, Inc. (a)	240,700	2,808,969
Covidien PLC	963,726	51,299,134
Cyberonics, Inc. (a)	110,280	3,082,326
Edwards Lifesciences Corp. (a)	175,587	15,307,675
Genmark Diagnostics, Inc.	46,300	269,929
HeartWare International, Inc. (a)(d)	50,000	3,704,000
Hologic, Inc. (a)	202,200	4,078,374
Integra LifeSciences Holdings Corp. (a)	117,699	5,627,189
Masimo Corp. (d)	183,793	5,454,976
Orthofix International NV (a)	66,000	2,803,020
William Demant Holding A/S (a)	58,832	5,310,404
Zimmer Holdings, Inc. (a)	71,400	4,512,480
		180,864,554
Health Care Supplies - 1.5%
Endologix, Inc. (a)	412,200	3,833,460
RTI Biologics, Inc. (a)	118,742	321,791
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	68,000	98,045
The Cooper Companies, Inc.	108,450	8,593,578
		12,846,874
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		193,711,428
HEALTH CARE PROVIDERS & SERVICES - 21.8%
Health Care Distributors & Services - 2.5%
Amplifon SpA	431,029	2,684,271
McKesson Corp.	215,830	18,054,180
		20,738,451
Health Care Facilities - 3.0%
Emeritus Corp. (a)	152,851	3,248,084
Hanger Orthopedic Group, Inc. (a)	147,077	3,598,974
HCA Holdings, Inc.	186,500	6,154,500
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Facilities - continued
HealthSouth Corp. (a)	220,600	$ 5,790,750
LCA-Vision, Inc. (a)	312,500	1,493,750
Sunrise Senior Living, Inc. (a)	462,930	4,411,723
		24,697,781
Health Care Services - 10.7%
Accretive Health, Inc. (a)	279,145	8,036,585
Express Scripts, Inc. (a)	105,924	5,717,778
Fresenius Medical Care AG & Co. KGaA	124,900	9,342,853
Laboratory Corp. of America Holdings (a)	55,100	5,333,129
Medco Health Solutions, Inc. (a)	678,227	38,333,390
MEDNAX, Inc. (a)	58,800	4,244,772
Omnicare, Inc. (d)	392,600	12,520,014
Sun Healthcare Group, Inc. (a)	257,368	2,064,091
Team Health Holdings, Inc. (a)	183,875	4,139,026
		89,731,638
Managed Health Care - 5.6%
CIGNA Corp.	214,206	11,016,615
Humana, Inc.	143,400	11,549,436
UnitedHealth Group, Inc.	214,200	11,048,436
Universal American Spin Corp. (a)	182,100	1,993,995
WellPoint, Inc.	144,308	11,367,141
		46,975,623
TOTAL HEALTH CARE PROVIDERS & SERVICES		182,143,493
HEALTH CARE TECHNOLOGY - 1.2%
Health Care Technology - 1.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	499,728	9,704,718
athenahealth, Inc. (a)	11,000	452,100
		10,156,818
INSURANCE - 0.4%
Life & Health Insurance - 0.4%
Qualicorp SA	363,000	3,464,672
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
WebMD Health Corp. (a)	143,775	6,553,265
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 8.6%
Life Sciences Tools & Services - 8.6%
Agilent Technologies, Inc. (a)	54,349	$ 2,777,777
Bruker BioSciences Corp. (a)	374,800	7,630,928
Covance, Inc. (a)	180,189	10,697,821
Illumina, Inc. (a)(d)	280,652	21,090,998
QIAGEN NV (a)(d)	220,586	4,195,546
Sequenom, Inc. (a)(d)	614,600	4,640,230
Thermo Fisher Scientific, Inc. (a)	321,300	20,688,507
		71,721,807
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Pall Corp.	62,684	3,524,721
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Prestige Brands Holdings, Inc. (a)	248,200	3,186,888
PHARMACEUTICALS - 15.1%
Pharmaceuticals - 15.1%
Cardiome Pharma Corp. (a)	390,500	1,716,840
Columbia Laboratories, Inc. (a)	380,000	1,174,200
Elan Corp. PLC sponsored ADR (a)	358,300	4,073,871
Eli Lilly & Co.	147,100	5,520,663
Medicis Pharmaceutical Corp. Class A	107,200	4,091,824
Merck & Co., Inc.	660,404	23,305,657
Optimer Pharmaceuticals, Inc. (a)(d)	183,874	2,186,262
Perrigo Co.	56,644	4,977,308
Pfizer, Inc.	682,388	14,057,193
Sanofi-Aventis sponsored ADR	433,750	17,423,738
Shire PLC sponsored ADR	187,400	17,654,954
Teva Pharmaceutical Industries Ltd. sponsored ADR	73,500	3,544,170
Valeant Pharmaceuticals International, Inc. (Canada) (d)	395,098	20,545,588
Watson Pharmaceuticals, Inc. (a)	72,300	4,969,179
XenoPort, Inc. (a)	183,200	1,304,384
		126,545,831
SOFTWARE - 0.9%
Application Software - 0.9%
Nuance Communications, Inc. (a)	356,900	7,662,643
TOTAL COMMON STOCKS (Cost $635,834,019)		799,504,634
Convertible Preferred Stocks - 0.1%
	Shares	Value
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (e) (Cost $867,181)	123,883	$ 867,181
Money Market Funds - 9.0%

Fidelity Cash Central Fund, 0.11% (b)	33,643,562	33,643,562
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	41,369,115	41,369,115
TOTAL MONEY MARKET FUNDS (Cost $75,012,677)		75,012,677
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $711,713,877)		875,384,492
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(40,423,647)
NET ASSETS - 100%		$ 834,960,845
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $867,181 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 867,181
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,846
Fidelity Securities Lending Cash Central Fund	199,882
Total	$ 217,728
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 799,504,634	$ 790,161,781	$ 9,342,853	$ -
Convertible Preferred Stocks	867,181	-	-	867,181
Money Market Funds	75,012,677	75,012,677	-	-
Total Investments in Securities:	$ 875,384,492	$ 865,174,458	$ 9,342,853	$ 867,181
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	867,181
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 867,181
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $714,535,795. Net unrealized appreciation aggregated $160,848,697, of which $168,957,107 related to appreciated investment securities and $8,108,410 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 1

June 30, 2011

1.816013.107

HP1-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.7%
	Principal Amount	Value
Aerospace - 0.8%
BE Aerospace, Inc. 8.5% 7/1/18	$ 1,425,000	$ 1,555,031
Huntington Ingalls Industries, Inc. 6.875% 3/15/18 (c)	935,000	951,363
TransDigm, Inc. 7.75% 12/15/18 (c)	1,845,000	1,937,250
		4,443,644
Air Transportation - 2.8%
Air Canada 9.25% 8/1/15 (c)	2,625,000	2,703,750
American Airlines, Inc. 7.5% 3/15/16 (c)	1,890,000	1,856,925
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,907,764	1,993,614
6.75% 9/15/15 (c)	2,105,000	2,110,263
Continental Airlines, Inc. 9.25% 5/10/17	433,800	451,152
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,010,000	949,400
6.75% 11/23/15	1,010,000	969,600
8.021% 8/10/22	1,143,085	1,161,603
8.954% 8/10/14	294,276	303,486
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	182,588	182,588
United Air Lines, Inc. 9.875% 8/1/13 (c)	329,000	345,450
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	624,103	586,657
9.75% 1/15/17	1,024,365	1,162,655
12% 1/15/16 (c)	361,743	395,204
		15,172,347
Automotive - 3.1%
American Axle & Manufacturing, Inc. 7.875% 3/1/17	1,255,000	1,255,000
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19 (c)	820,000	799,500
8.25% 6/15/21 (c)	820,000	801,550
Dana Holding Corp.:
6.5% 2/15/19	385,000	386,925
6.75% 2/15/21	255,000	256,275
Delphi Corp.:
5.875% 5/15/19 (c)	690,000	683,100
6.125% 5/15/21 (c)	645,000	640,163
Ford Motor Credit Co. LLC:
5% 5/15/18	1,360,000	1,339,600
6.625% 8/15/17	2,030,000	2,172,100
7% 4/15/15	2,685,000	2,904,633
8% 12/15/16	1,405,000	1,579,127
12% 5/15/15	1,610,000	2,004,450
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
Tenneco, Inc.:
6.875% 12/15/20	$ 1,005,000	$ 1,022,588
7.75% 8/15/18	860,000	900,850
		16,745,861
Banks & Thrifts - 1.7%
Ally Financial, Inc.:
3.4658% 2/11/14 (e)	1,940,000	1,910,900
4.5% 2/11/14	1,855,000	1,845,725
8% 3/15/20	290,000	308,850
Bank of America Corp.:
8% (d)(e)	280,000	290,500
8.125% (d)(e)	595,000	618,800
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	795,000	781,088
GMAC LLC 8% 12/31/18	1,215,000	1,287,900
Regions Bank 7.5% 5/15/18	1,460,000	1,511,100
Zions Bancorp. 7.75% 9/23/14	885,000	970,057
		9,524,920
Broadcasting - 1.9%
Allbritton Communications Co. 8% 5/15/18	1,190,000	1,210,825
Citadel Broadcasting Corp. 7.75% 12/15/18 (c)	1,520,000	1,611,200
Clear Channel Communications, Inc.:
5.5% 9/15/14	1,260,000	1,099,350
11% 8/1/16 pay-in-kind (e)	944,031	818,947
EH Holding Corp. 6.5% 6/15/19 (c)	1,320,000	1,349,700
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	2,250,000	2,362,500
Univision Communications, Inc.:
6.875% 5/15/19 (c)	830,000	817,550
8.5% 5/15/21 (c)	1,330,000	1,323,350
		10,593,422
Building Materials - 0.6%
Building Materials Corp. of America:
6.75% 5/1/21 (c)	1,095,000	1,100,475
6.875% 8/15/18 (c)	2,405,000	2,453,100
		3,553,575
Cable TV - 3.5%
Cablevision Systems Corp.:
7.75% 4/15/18	815,000	867,975
8.625% 9/15/17	935,000	1,007,463
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	$ 1,745,000	$ 1,721,006
7% 1/15/19	2,225,000	2,291,750
7% 1/15/19 (c)	485,000	499,550
7.25% 10/30/17	1,870,000	1,937,788
7.875% 4/30/18	1,870,000	1,977,525
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (c)	5,290,000	5,501,577
Insight Communications, Inc. 9.375% 7/15/18 (c)	1,250,000	1,375,000
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (c)	415,000	424,338
UPCB Finance III Ltd. 6.625% 7/1/20 (c)	1,520,000	1,501,000
		19,104,972
Capital Goods - 0.8%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	2,040,000	2,142,000
SPX Corp. 6.875% 9/1/17 (c)	2,015,000	2,151,013
		4,293,013
Chemicals - 1.8%
Celanese US Holdings LLC:
5.875% 6/15/21	360,000	362,700
6.625% 10/15/18	1,225,000	1,277,063
Huntsman International LLC 8.625% 3/15/20	890,000	970,100
INEOS Group Holdings PLC 8.5% 2/15/16 (c)	890,000	878,875
Kinove German Bondco GmbH 9.625% 6/15/18 (c)	330,000	344,025
LBI Escrow Corp. 8% 11/1/17 (c)	774,000	857,205
Lyondell Chemical Co. 11% 5/1/18	3,835,000	4,295,200
NOVA Chemicals Corp. 3.542% 11/15/13 (e)	845,000	838,663
		9,823,831
Consumer Products - 0.5%
NBTY, Inc. 9% 10/1/18 (c)	1,860,000	1,962,300
Visant Corp. 10% 10/1/17	805,000	829,150
		2,791,450
Diversified Financial Services - 6.1%
Aircastle Ltd. 9.75% 8/1/18	1,030,000	1,138,150
CIT Group, Inc.:
5.25% 4/1/14 (c)	1,095,000	1,095,000
7% 5/1/14	1,021,053	1,031,264
7% 5/1/15	921	924
7% 5/4/15 (c)	2,005,000	2,010,012
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
CIT Group, Inc.: - continued
7% 5/1/16	$ 202	$ 201
7% 5/2/16 (c)	3,143,000	3,131,214
7% 5/1/17	535,485	534,146
7% 5/2/17 (c)	3,245,000	3,236,887
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	3,060,000	3,140,325
8% 1/15/18	3,410,000	3,461,150
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(e)	580,000	481,400
Ineos Finance PLC 9% 5/15/15 (c)	1,850,000	1,956,375
International Lease Finance Corp.:
5.65% 6/1/14	605,000	605,000
5.75% 5/15/16	705,000	695,483
6.75% 9/1/16 (c)	1,000,000	1,062,500
8.625% 9/15/15	1,530,000	1,660,050
8.75% 3/15/17	980,000	1,068,200
8.875% 9/1/17	1,625,000	1,779,375
National Money Mart Co. 10.375% 12/15/16	700,000	768,250
Reliance Intermediate Holdings LP 9.5% 12/15/19 (c)	1,400,000	1,526,000
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	2,835,000	3,136,077
		33,517,983
Diversified Media - 2.1%
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (c)(e)	2,050,000	2,170,438
Checkout Holding Corp. 0% 11/15/15 (c)	530,000	340,525
Clear Channel Worldwide Holdings, Inc. Series B, 9.25% 12/15/17	2,140,000	2,332,600
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (c)	2,590,000	2,719,500
11.5% 5/1/16	682,000	794,530
11.625% 2/1/14	946,000	1,102,090
Quebecor Media, Inc.:
7.75% 3/15/16	790,000	815,675
7.75% 3/15/16	1,010,000	1,042,825
		11,318,183
Electric Utilities - 6.2%
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	3,340,000	3,590,500
GenOn Energy, Inc.:
9.5% 10/15/18	1,030,000	1,071,200
9.875% 10/15/20	995,000	1,038,482
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
Intergen NV 9% 6/30/17 (c)	$ 2,560,000	$ 2,707,200
IPALCO Enterprises, Inc. 5% 5/1/18 (c)	625,000	617,625
Mirant Americas Generation LLC:
8.5% 10/1/21	3,540,000	3,610,800
9.125% 5/1/31	3,745,000	3,763,725
NSG Holdings II, LLC 7.75% 12/15/25 (c)	5,220,000	5,167,800
NV Energy, Inc. 6.25% 11/15/20	1,490,000	1,571,950
Otter Tail Corp. 9% 12/15/16	1,115,000	1,250,807
Puget Energy, Inc. 6.5% 12/15/20	510,000	532,950
RRI Energy, Inc. 7.625% 6/15/14	2,265,000	2,332,950
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (c)	680,000	673,200
The AES Corp.:
7.375% 7/1/21 (c)	610,000	614,575
7.75% 10/15/15	2,500,000	2,675,000
8% 10/15/17	905,000	963,825
9.75% 4/15/16	1,470,000	1,668,450
		33,851,039
Energy - 10.3%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.5% 5/20/21	630,000	628,425
Antero Resources Finance Corp. 9.375% 12/1/17	1,980,000	2,116,026
Calfrac Holdings LP 7.5% 12/1/20 (c)	1,680,000	1,696,800
Covanta Holding Corp. 7.25% 12/1/20	1,640,000	1,714,458
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18	830,000	883,950
Denbury Resources, Inc. 6.375% 8/15/21	1,145,000	1,139,275
Drummond Co., Inc. 7.375% 2/15/16	2,530,000	2,555,300
Edgen Murray Corp. 12.25% 1/15/15	1,835,000	1,848,763
Energy Transfer Equity LP 7.5% 10/15/20	1,315,000	1,393,900
Expro Finance Luxembourg SCA 8.5% 12/15/16 (c)	3,170,000	3,106,600
Exterran Holdings, Inc. 7.25% 12/1/18 (c)	2,320,000	2,343,200
Forbes Energy Services Ltd. 9% 6/15/19 (c)	1,400,000	1,372,000
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (c)	630,000	644,175
Frontier Oil Corp.:
6.875% 11/15/18	620,000	654,100
8.5% 9/15/16	1,395,000	1,492,650
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (c)	980,000	989,800
7% 10/1/18	1,140,000	1,151,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Kinder Morgan Finance Co. LLC 6% 1/15/18 (c)	$ 2,025,000	$ 2,080,688
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (c)	695,000	681,100
7.75% 2/1/21 (c)	1,195,000	1,224,875
8.625% 4/15/20	1,515,000	1,643,775
Offshore Group Investment Ltd.:
11.5% 8/1/15	1,935,000	2,109,150
11.5% 8/1/15 (c)	245,000	267,050
Oil States International, Inc. 6.5% 6/1/19 (c)	545,000	550,450
Pan American Energy LLC 7.875% 5/7/21 (c)	1,990,000	2,124,325
Petrohawk Energy Corp.:
6.25% 6/1/19 (c)	1,410,000	1,381,800
7.25% 8/15/18	2,850,000	2,907,000
7.875% 6/1/15	410,000	429,475
10.5% 8/1/14	1,355,000	1,524,375
Pioneer Natural Resources Co. 6.65% 3/15/17	1,210,000	1,318,900
Plains Exploration & Production Co. 7% 3/15/17	2,250,000	2,311,875
Precision Drilling Corp. 6.625% 11/15/20	2,630,000	2,656,300
Quicksilver Resources, Inc.:
7.125% 4/1/16	3,080,000	3,033,800
11.75% 1/1/16	1,030,000	1,176,775
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (c)	455,000	450,450
7.875% 10/15/18 (c)	1,360,000	1,400,800
Venoco, Inc. 8.875% 2/15/19 (c)	1,165,000	1,157,777
		56,161,562
Entertainment/Film - 0.3%
AMC Networks, Inc. 7.75% 7/15/21 (c)	800,000	832,000
National Cinemedia LLC 7.875% 7/15/21 (c)	545,000	554,538
		1,386,538
Food & Drug Retail - 0.7%
Albertsons, Inc.:
7.45% 8/1/29	495,000	409,613
8% 5/1/31	335,000	285,588
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (c)	1,575,000	1,590,750
SUPERVALU, Inc. 8% 5/1/16	285,000	289,988
Tops Markets LLC 10.125% 10/15/15	1,240,000	1,315,950
		3,891,889
Food/Beverage/Tobacco - 0.8%
C&S Group Enterprises LLC 8.375% 5/1/17 (c)	1,670,000	1,728,450
Nonconvertible Bonds - continued
	Principal Amount	Value
Food/Beverage/Tobacco - continued
General Motors Financial Co., Inc. 6.75% 6/1/18 (c)	$ 1,150,000	$ 1,161,500
Pernod-Ricard SA 5.75% 4/7/21 (c)	715,000	746,000
US Foodservice, Inc. 8.5% 6/30/19 (c)	720,000	702,000
		4,337,950
Gaming - 3.0%
Ameristar Casinos, Inc. 7.5% 4/15/21 (c)	1,035,000	1,066,050
Chukchansi Economic Development Authority 8% 11/15/13 (c)	90,000	73,350
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (c)	2,550,000	2,632,875
11.5% 1/15/17 pay-in-kind (c)(e)	2,870,000	2,980,694
MCE Finance Ltd. 10.25% 5/15/18	95,000	106,400
MGM Mirage, Inc.:
6.625% 7/15/15	2,155,000	2,047,250
6.75% 4/1/13	580,000	582,900
7.5% 6/1/16	710,000	679,825
7.625% 1/15/17	2,380,000	2,278,850
10% 11/1/16 (c)	2,045,000	2,177,925
11.375% 3/1/18	950,000	1,068,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	915,000	991,631
		16,686,500
Healthcare - 6.0%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (c)	1,235,000	1,231,913
Community Health Systems, Inc. 8.875% 7/15/15	1,880,000	1,922,300
DaVita, Inc.:
6.375% 11/1/18	720,000	721,800
6.625% 11/1/20	625,000	631,250
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18 (c)	595,000	596,488
10.875% 11/15/14	1,835,000	1,954,275
Endo Pharmaceuticals Holdings, Inc.:
7% 7/15/19 (c)	660,000	679,800
7.25% 1/15/22 (c)	660,000	676,500
Giant Funding Corp. 8.25% 2/1/18 (c)	805,000	839,213
HCA Holdings, Inc. 7.75% 5/15/21 (c)	1,100,000	1,130,250
HCA, Inc.:
9.25% 11/15/16	1,965,000	2,085,356
9.625% 11/15/16 pay-in-kind (e)	1,101,000	1,171,189
9.875% 2/15/17	513,000	570,713
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
HealthSouth Corp.:
7.25% 10/1/18	$ 1,035,000	$ 1,076,400
7.75% 9/15/22	555,000	582,750
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (c)	2,380,000	2,362,150
Mylan, Inc.:
6% 11/15/18 (c)	1,660,000	1,684,900
7.625% 7/15/17 (c)	1,510,000	1,630,800
7.875% 7/15/20 (c)	230,000	250,700
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (c)	775,000	767,250
7% 1/15/16	435,000	447,506
7.5% 2/15/20	820,000	861,000
Senior Housing Properties Trust 6.75% 4/15/20	820,000	874,854
Tenet Healthcare Corp. 8% 8/1/20	610,000	617,625
Valeant Pharmaceuticals International:
6.5% 7/15/16 (c)	445,000	438,325
6.75% 8/15/21 (c)	675,000	634,500
6.875% 12/1/18 (c)	2,275,000	2,223,813
7% 10/1/20 (c)	165,000	159,225
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 8% 2/1/18	3,905,000	4,022,150
		32,844,995
Homebuilders/Real Estate - 2.4%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	1,635,000	1,675,875
KB Home 7.25% 6/15/18	1,375,000	1,251,250
Lennar Corp.:
5.6% 5/31/15	295,000	289,100
6.95% 6/1/18	1,385,000	1,353,838
12.25% 6/1/17	760,000	919,600
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (c)	1,130,000	1,098,925
Realogy Corp. 7.875% 2/15/19 (c)	1,500,000	1,470,000
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	250,000	249,375
Standard Pacific Corp.:
8.375% 5/15/18	3,655,000	3,618,450
10.75% 9/15/16	1,100,000	1,243,000
		13,169,413
Hotels - 1.0%
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (c)	1,540,000	1,486,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Hotels - continued
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (c)	$ 945,000	$ 947,363
6% 11/1/20	1,970,000	1,970,000
9% 5/15/17	1,025,000	1,158,250
		5,561,713
Leisure - 1.2%
Equinox Holdings, Inc. 9.5% 2/1/16 (c)	1,465,000	1,538,250
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	920,000	984,400
NCL Corp. Ltd. 9.5% 11/15/18 (c)	750,000	802,500
Royal Caribbean Cruises Ltd. yankee 7.25% 6/15/16	2,310,000	2,483,250
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15	560,000	623,000
		6,431,400
Metals/Mining - 1.8%
Alpha Natural Resources, Inc.:
6% 6/1/19	940,000	947,050
6.25% 6/1/21	640,000	643,200
Boart Longyear Management Pty Ltd. 7% 4/1/21 (c)	330,000	337,425
CONSOL Energy, Inc. 8% 4/1/17	1,305,000	1,402,875
Drummond Co., Inc. 9% 10/15/14 (c)	375,000	394,688
FMG Resources (August 2006) Pty Ltd.:
6.875% 2/1/18 (c)	590,000	601,800
7% 11/1/15 (c)	3,240,000	3,321,000
Vedanta Resources PLC:
6.75% 6/7/16 (c)	1,410,000	1,410,000
8.25% 6/7/21 (c)	645,000	651,450
		9,709,488
Paper - 0.0%
ABI Escrow Corp. 10.25% 10/15/18 (c)	70,000	75,775
Publishing/Printing - 0.5%
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (c)	705,000	697,950
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (c)	1,785,000	1,829,625
		2,527,575
Services - 3.6%
ARAMARK Corp.:
3.7733% 2/1/15 (e)	1,780,000	1,731,050
8.5% 2/1/15	2,570,000	2,666,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.7608% 5/15/14 (e)	$ 975,000	$ 933,563
7.625% 5/15/14	1,167,000	1,184,505
7.75% 5/15/16	1,425,000	1,446,375
FTI Consulting, Inc.:
6.75% 10/1/20	1,540,000	1,543,850
7.75% 10/1/16	760,000	794,200
Hertz Corp.:
6.75% 4/15/19 (c)	1,535,000	1,511,975
7.5% 10/15/18 (c)	4,400,000	4,510,000
McJunkin Red Man Corp. 9.5% 12/15/16 (c)	3,070,000	3,154,425
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)	470,000	474,700
		19,951,018
Shipping - 2.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.:
8.625% 11/1/17	420,000	410,046
8.625% 11/1/17 (c)	420,000	410,046
Navios Maritime Holdings, Inc. 8.875% 11/1/17	1,655,000	1,746,025
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	584,000	490,560
8.125% 3/30/18	1,430,000	1,401,400
Ship Finance International Ltd. 8.5% 12/15/13	5,095,000	5,107,738
Swift Services Holdings, Inc. 10% 11/15/18	1,280,000	1,353,600
		10,919,415
Specialty Retailing - 0.5%
Sears Holdings Corp. 6.625% 10/15/18 (c)	2,805,000	2,587,613
Steel - 1.4%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (c)	2,260,000	2,265,650
JMC Steel Group, Inc. 8.25% 3/15/18 (c)	355,000	362,100
Severstal Columbus LLC 10.25% 2/15/18	3,060,000	3,373,650
Steel Dynamics, Inc. 6.75% 4/1/15	1,080,000	1,101,600
Tube City IMS Corp. 9.75% 2/1/15	775,000	800,188
		7,903,188
Super Retail - 1.7%
AutoNation, Inc. 6.75% 4/15/18	1,150,000	1,204,625
Gap, Inc. 5.95% 4/12/21	795,000	763,265
J. Crew Group, Inc. 8.125% 3/1/19 (c)	815,000	792,588
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (c)	2,390,000	2,569,250
QVC, Inc. 7.125% 4/15/17 (c)	725,000	768,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Super Retail - continued
RadioShack Corp. 6.75% 5/15/19 (c)	$ 1,390,000	$ 1,344,825
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	1,140,000	1,191,300
Toys 'R' Us, Inc. 7.375% 9/1/16 (c)	740,000	754,800
		9,389,153
Technology - 6.9%
Advanced Micro Devices, Inc. 7.75% 8/1/20	1,290,000	1,319,025
Amkor Technology, Inc.:
6.625% 6/1/21 (c)	1,080,000	1,047,600
7.375% 5/1/18	2,520,000	2,570,400
Audatex North America, Inc. 6.75% 6/15/18 (c)	615,000	624,225
Avaya, Inc.:
9.75% 11/1/15	1,070,000	1,088,725
10.125% 11/1/15 pay-in-kind (e)	1,060,000	1,083,850
CDW Escrow Corp. 8.5% 4/1/19 (c)	1,795,000	1,763,588
CDW LLC/CDW Finance Corp. 8% 12/15/18 (c)	1,490,000	1,564,500
CommScope, Inc. 8.25% 1/15/19 (c)	875,000	910,000
Eastman Kodak Co.:
9.75% 3/1/18 (c)	505,000	479,750
10.625% 3/15/19 (c)	45,000	43,988
Fidelity National Information Services, Inc.:
7.625% 7/15/17	495,000	524,700
7.875% 7/15/20	655,000	695,938
First Data Corp.:
9.875% 9/24/15	975,000	999,375
11.25% 3/31/16	1,135,000	1,117,975
Freescale Semiconductor, Inc.:
8.05% 2/1/20 (c)	2,915,000	2,915,000
9.25% 4/15/18 (c)	1,350,000	1,459,755
10.125% 3/15/18 (c)	1,980,000	2,170,476
Lucent Technologies, Inc.:
6.45% 3/15/29	2,555,000	2,299,500
6.5% 1/15/28	2,150,000	1,929,625
Sanmina-SCI Corp. 7% 5/15/19 (c)	2,700,000	2,551,500
Seagate HDD Cayman:
6.875% 5/1/20 (c)	730,000	719,050
7% 11/1/21 (c)	600,000	595,500
Seagate Technology HDD Holdings 6.8% 10/1/16	930,000	974,175
Sensata Technologies BV 6.5% 5/15/19 (c)	1,510,000	1,510,000
Spansion LLC 7.875% 11/15/17 (c)	2,945,000	3,003,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
SunGard Data Systems, Inc.:
7.375% 11/15/18	$ 705,000	$ 702,321
10.25% 8/15/15	1,040,000	1,075,100
		37,739,541
Telecommunications - 8.7%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (c)	330,000	355,575
Cleveland Unlimited, Inc. 14.5% 12/01/10 (b)(c)(e)	585,000	409,500
Digicel Group Ltd.:
8.25% 9/1/17 (c)	2,140,000	2,217,682
8.875% 1/15/15 (c)	2,485,000	2,534,700
9.125% 1/15/15 pay-in-kind (c)(e)	770,000	787,325
Equinix, Inc. 8.125% 3/1/18	1,380,000	1,504,200
Frontier Communications Corp. 8.25% 4/15/17	1,280,000	1,388,800
Global Crossing Ltd.:
9% 11/15/19 (c)	1,215,000	1,482,300
12% 9/15/15	2,205,000	2,568,825
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (c)	1,590,000	1,586,025
7.5% 4/1/21 (c)	1,780,000	1,780,000
Intelsat Ltd. 11.25% 6/15/16	950,000	1,007,000
Intelsat Luxembourg SA:
11.25% 2/4/17	1,450,000	1,518,875
11.5% 2/4/17 pay-in-kind (e)	2,113,936	2,261,912
12.5% 2/4/17 pay-in-kind (c)(e)	1,195,000	1,251,763
MetroPCS Wireless, Inc. 7.875% 9/1/18	1,795,000	1,902,700
Nextel Communications, Inc.:
5.95% 3/15/14	1,745,000	1,742,819
6.875% 10/31/13	2,435,000	2,450,219
7.375% 8/1/15	3,000,000	3,000,000
NII Capital Corp.:
8.875% 12/15/19	470,000	517,000
10% 8/15/16	2,110,000	2,447,600
Sprint Capital Corp. 6.875% 11/15/28	445,000	422,750
Sprint Nextel Corp. 6% 12/1/16	2,910,000	2,906,363
U.S. West Communications 7.5% 6/15/23	1,750,000	1,750,000
VimpelCom Holdings BV 7.5043% 3/1/22 (c)	1,840,000	1,840,000
Wind Acquisition Finance SA:
7.25% 2/15/18 (c)	770,000	800,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Wind Acquisition Finance SA: - continued
11.75% 7/15/17 (c)	$ 2,070,000	$ 2,349,450
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (c)(e)	2,518,643	2,879,246
		47,663,429
TOTAL NONCONVERTIBLE BONDS (Cost $438,432,994)		463,672,395
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (c)(e) (Cost $437,255)	608,459	259,143
Common Stocks - 0.2%
	Shares
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (a)(f) (Cost $5,834,134)	144,445	1,210,449
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.4%
Automotive - 0.3%
General Motors Co. 4.75%	40,000	1,949,600
Electric Utilities - 0.1%
AES Trust III 6.75%	6,600	325,116
TOTAL CONVERTIBLE PREFERRED STOCKS		2,274,716
Nonconvertible Preferred Stocks - 0.3%
Banks & Thrifts - 0.3%
GMAC LLC 7.00% (c)	1,855	1,725,150
TOTAL PREFERRED STOCKS (Cost $3,937,141)		3,999,866
Floating Rate Loans - 10.5%
	Principal Amount	Value
Air Transportation - 0.8%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (e)	$ 1,795,000	$ 1,772,563
US Airways Group, Inc. term loan 2.6858% 3/23/14 (e)	2,690,486	2,434,890
		4,207,453
Automotive - 0.7%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (e)	1,470,000	1,436,925
Federal-Mogul Corp.:
Tranche B, term loan 2.1275% 12/27/14 (e)	1,652,237	1,559,298
Tranche C, term loan 2.1275% 12/27/15 (e)	980,448	925,297
		3,921,520
Broadcasting - 1.0%
Clear Channel Capital I LLC Tranche B, term loan 3.8413% 1/29/16 (e)	3,502,227	2,959,381
Univision Communications, Inc. term loan 4.4412% 3/31/17 (e)	2,449,014	2,326,564
		5,285,945
Cable TV - 0.3%
Harron Communications LP Tranche B, term loan 5.25% 10/6/17 (e)	1,431,413	1,426,045
Capital Goods - 0.5%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/23/18 (e)	1,760,000	1,766,600
Sensus Metering Systems, Inc. 1st Lien, term loan 4.75% 5/9/17 (e)	463,838	463,838
SRAM LLC:
2nd LN, term loan 9.25% 12/7/18 (e)	205,000	205,000
Tranche B 1LN, term loan 5.75% 6/7/18 (e)	630,000	629,213
		3,064,651
Consumer Products - 0.3%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (e)	1,512,400	1,502,948
Containers - 0.3%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	830,828	830,828
Tranche 2LN, term loan 10% 9/2/16 (e)	1,045,000	1,051,531
		1,882,359
Diversified Financial Services - 0.2%
Fifth Third Processing Solutions Tranche B-1, term loan 4.5% 11/3/16 (e)	917,700	916,553
Floating Rate Loans - continued
	Principal Amount	Value
Electric Utilities - 0.6%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7301% 10/10/17 (e)	$ 3,685,000	$ 2,892,725
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (e)	289,275	288,552
		3,181,277
Energy - 0.4%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (e)	2,415,857	2,409,817
Entertainment/Film - 0.0%
AMC Networks, Inc. Tranche B, term loan 12/31/18 (e)	145,000	144,638
Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (e)	902,738	889,196
Food/Beverage/Tobacco - 0.2%
U.S. Foodservice term loan 5.75% 3/31/17 (e)	1,226,925	1,183,983
Gaming - 0.8%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (e)	588,525	589,996
Harrah's Entertainment, Inc. Tranche B1, term loan 3.2738% 1/28/15 (e)	1,795,000	1,615,500
Las Vegas Sands LLC:
Tranche B, term loan 2.75% 11/23/16 (e)	1,127,190	1,091,965
Tranche I, term loan 2.75% 11/23/16 (e)	231,598	224,361
MGM Mirage, Inc. Tranche B, term loan 2/21/14 (e)	1,100,000	1,075,250
		4,597,072
Healthcare - 0.7%
Emergency Medical Services Corp. Tranche B, term loan 5.2519% 5/25/18 (e)	1,396,500	1,391,263
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (e)	510,000	511,913
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (e)	2,035,000	2,022,281
		3,925,457
Leisure - 0.5%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	1,655,495	1,680,327
Six Flags, Inc. Tranche B, term loan 5.25% 6/30/16 (e)	865,000	868,244
		2,548,571
Publishing/Printing - 0.3%
Newsday LLC term loan 10.5% 8/1/13	1,470,000	1,552,761
Floating Rate Loans - continued
	Principal Amount	Value
Shipping - 0.1%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (e)	$ 424,509	$ 426,632
Steel - 0.2%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	1,077,300	1,082,687
Super Retail - 0.3%
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (e)	215,000	206,142
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (e)	1,455,000	1,429,538
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	242,550	242,247
		1,877,927
Technology - 0.7%
Avaya, Inc. Tranche B 3LN, term loan 4.755% 10/26/17 (e)	1,510,000	1,451,488
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (e)	164,588	165,205
First Data Corp.:
term loan 4.1858% 3/24/18 (e)	2,086,855	1,909,473
Tranche B1, term loan 2.9358% 9/24/14 (e)	222,084	204,872
		3,731,038
Telecommunications - 1.4%
Asurion LLC:
term loan 9% 5/24/19 (e)	1,250,000	1,253,125
Tranche B, term loan 5.5% 5/24/18 (e)	1,250,000	1,232,875
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (e)	1,250,000	1,117,188
Intelsat Jackson Holdings SA term loan 3.2853% 2/1/14 (e)	605,000	580,800
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 3.9802% 3/17/18 (e)	2,209,695	2,209,695
TowerCo Finance LLC Tranche B, term loan 3.9851% 2/2/17 (e)	1,511,213	1,518,769
		7,912,452
TOTAL FLOATING RATE LOANS (Cost $56,787,391)		57,670,982
Cash Equivalents - 3.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/11 due 7/1/11 (Collateralized by U.S. Government Obligations) # (Cost $20,528,000)	$ 20,528,006	$ 20,528,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $525,956,915)		547,340,835
NET OTHER ASSETS (LIABILITIES) - 0.0%		(103,920)
NET ASSETS - 100%		$ 547,236,915
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $207,428,190 or 37.9% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,210,449 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
SecurityA	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$20,528,000 due 7/01/11 at 0.01%
BNP Paribas Securities Corp.	$ 7,400,002
Credit Agricole Securities (USA), Inc.	3,583,928
Mizuho Securities USA, Inc.	8,676,427
Wells Fargo Securities LLC	867,643
$ 20,528,000
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,160,049	$ 1,949,600	$ -	$ 1,210,449
Financials	1,725,150	-	1,725,150	-
Utilities	325,116	325,116	-	-
Corporate Bonds	463,672,395	-	463,262,895	409,500
Commercial Mortgage Securities	259,143	-	-	259,143
Floating Rate Loans	57,670,982	-	57,670,982	-
Cash Equivalents	20,528,000	-	20,528,000	-
Total Investments in Securities:	$ 547,340,835	$ 2,274,716	$ 543,187,027	$ 1,879,092
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,151,602
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	191,481
Cost of Purchases	-
Proceeds of Sales	(42,981)
Amortization/Accretion	(160)
Transfers in to Level 3	579,150
Transfers out of Level 3	-
Ending Balance	$ 1,879,092
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 191,481

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $522,074,428. Net unrealized appreciation aggregated $25,266,407, of which $32,789,615 related to appreciated investment securities and $7,523,208 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Industrials
Central Fund

June 30, 2011

1.851901.104

INCIP-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
AEROSPACE & DEFENSE - 22.9%
Aerospace & Defense - 22.9%
Esterline Technologies Corp. (a)	67,192	$ 5,133,469
GeoEye, Inc. (a)	71,568	2,676,643
Goodrich Corp.	134,178	12,813,999
Honeywell International, Inc.	452,900	26,988,311
MTU Aero Engines Holdings AG	64,530	5,154,819
Precision Castparts Corp.	105,066	17,299,117
Rockwell Collins, Inc.	202,693	12,504,131
Textron, Inc.	800,898	18,909,202
The Boeing Co.	415,983	30,753,623
TransDigm Group, Inc. (a)	58,906	5,371,638
United Technologies Corp.	544,339	48,179,445
		185,784,397
AIR FREIGHT & LOGISTICS - 0.9%
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	92,511	7,293,567
AIRLINES - 0.4%
Airlines - 0.4%
Copa Holdings SA Class A	43,800	2,923,212
AUTO COMPONENTS - 0.4%
Auto Parts & Equipment - 0.4%
TRW Automotive Holdings Corp. (a)	51,317	3,029,243
BUILDING PRODUCTS - 2.8%
Building Products - 2.8%
A.O. Smith Corp.	156,564	6,622,657
Armstrong World Industries, Inc.	6,400	291,584
Lennox International, Inc.	100,694	4,336,891
Owens Corning (a)	264,280	9,870,858
Quanex Building Products Corp.	115,580	1,894,356
		23,016,346
COMMERCIAL SERVICES & SUPPLIES - 2.9%
Diversified Support Services - 0.5%
Ritchie Brothers Auctioneers, Inc. (d)	138,100	3,796,369
Environmental & Facility Services - 1.4%
Republic Services, Inc.	373,668	11,527,658
Office Services & Supplies - 0.4%
Mine Safety Appliances Co.	93,842	3,504,060
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - CONTINUED
Security & Alarm Services - 0.6%
The Geo Group, Inc. (a)	215,492	$ 4,962,781
TOTAL COMMERCIAL SERVICES & SUPPLIES		23,790,868
CONSTRUCTION & ENGINEERING - 6.5%
Construction & Engineering - 6.5%
AECOM Technology Corp. (a)	123,266	3,370,092
Dycom Industries, Inc. (a)	135,459	2,213,400
EMCOR Group, Inc. (a)	298,794	8,757,652
Fluor Corp.	138,829	8,976,683
Foster Wheeler AG (a)	322,301	9,791,504
Jacobs Engineering Group, Inc. (a)	162,765	7,039,586
MYR Group, Inc. (a)	100,005	2,340,117
Quanta Services, Inc. (a)	296,000	5,979,200
SNC-Lavalin Group, Inc.	70,900	4,328,693
		52,796,927
ELECTRICAL EQUIPMENT - 11.1%
Electrical Components & Equipment - 10.2%
AMETEK, Inc.	168,675	7,573,508
Cooper Industries PLC Class A	140,960	8,411,083
Emerson Electric Co.	564,343	31,744,294
GrafTech International Ltd. (a)	475,000	9,628,250
Polypore International, Inc. (a)	48,800	3,310,592
Prysmian SpA	428,700	8,623,584
Regal-Beloit Corp.	82,898	5,535,099
Roper Industries, Inc.	93,800	7,813,540
		82,639,950
Heavy Electrical Equipment - 0.9%
Alstom SA (d)	120,829	7,451,133
TOTAL ELECTRICAL EQUIPMENT		90,091,083
ENERGY EQUIPMENT & SERVICES - 0.7%
Oil & Gas Equipment & Services - 0.7%
Dresser-Rand Group, Inc. (a)	102,190	5,492,713
INDUSTRIAL CONGLOMERATES - 18.0%
Industrial Conglomerates - 18.0%
3M Co.	102,408	9,713,399
Carlisle Companies, Inc.	76,943	3,787,904
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - CONTINUED
Industrial Conglomerates - continued
Cookson Group PLC	177,825	$ 1,919,257
General Electric Co.	5,831,729	109,986,410
Tyco International Ltd.	409,699	20,251,422
		145,658,392
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc. (a)	55,769	2,850,354
MACHINERY - 19.1%
Construction & Farm Machinery & Heavy Trucks - 6.6%
Caterpillar, Inc.	121,091	12,891,348
Cummins, Inc.	198,820	20,575,882
Fiat Industrial SpA (a)	555,400	7,168,920
Jain Irrigation Systems Ltd.	1,661,246	6,340,875
PACCAR, Inc.	77,989	3,984,458
Sauer-Danfoss, Inc. (a)	51,224	2,581,177
		53,542,660
Industrial Machinery - 12.5%
Actuant Corp. Class A	200,370	5,375,927
Charter International PLC	481,155	6,115,869
Danaher Corp.	550,372	29,164,212
Flowserve Corp.	99,000	10,879,110
Graco, Inc.	103,600	5,248,376
Ingersoll-Rand Co. Ltd.	407,358	18,498,127
Pall Corp.	135,400	7,613,542
SPX Corp.	101,700	8,406,522
Stanley Black & Decker, Inc.	73,829	5,319,379
TriMas Corp. (a)	26,800	663,300
Weg SA	335,300	3,823,163
		101,107,527
TOTAL MACHINERY		154,650,187
MARINE - 0.3%
Marine - 0.3%
Kuehne & Nagel International AG	18,240	2,768,436
PROFESSIONAL SERVICES - 2.8%
Human Resource & Employment Services - 1.2%
Towers Watson & Co.	141,437	9,293,825
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - 1.6%
Bureau Veritas SA	47,900	$ 4,045,896
IHS, Inc. Class A (a)	111,367	9,290,235
		13,336,131
TOTAL PROFESSIONAL SERVICES		22,629,956
ROAD & RAIL - 5.7%
Railroads - 5.7%
Kansas City Southern (a)	144,139	8,551,767
Union Pacific Corp.	361,541	37,744,880
		46,296,647
TRADING COMPANIES & DISTRIBUTORS - 2.4%
Trading Companies & Distributors - 2.4%
Barloworld Ltd.	285,695	2,911,116
Beacon Roofing Supply, Inc. (a)	89,800	2,049,236
Mills Estruturas e Servicos de Engenharia SA	385,400	5,554,737
Rush Enterprises, Inc. Class A (a)	329,557	6,271,470
WESCO International, Inc. (a)	52,654	2,848,055
		19,634,614
TOTAL COMMON STOCKS (Cost $695,295,601)		788,706,942
Nonconvertible Preferred Stocks - 0.5%

AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Volkswagen AG (Cost $3,770,857)	20,600	4,252,874
Convertible Bonds - 0.2%
Principal Amount
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Aspen Aerogels, Inc. 8% 6/1/14 (e) (Cost $1,529,582)	$ 1,529,582	1,529,582
Money Market Funds - 3.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	16,434,482	$ 16,434,482
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	10,426,340	10,426,340
TOTAL MONEY MARKET FUNDS (Cost $26,860,822)		26,860,822
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $727,456,862)		821,350,220
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(10,465,891)
NET ASSETS - 100%		$ 810,884,329
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,529,582 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11	$ 1,529,582
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,573
Fidelity Securities Lending Cash Central Fund	45,609
Total	$ 54,182
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 788,706,942	$ 788,706,942	$ -	$ -
Nonconvertible Preferred Stocks	4,252,874	4,252,874	-	-
Convertible Bonds	1,529,582	-	1,529,582	-
Money Market Funds	26,860,822	26,860,822	-	-
Total Investments in Securities:	$ 821,350,220	$ 819,820,638	$ 1,529,582	$ -
Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $734,678,396. Net unrealized appreciation aggregated $86,671,824, of which $98,540,038 related to appreciated investment securities and $11,868,214 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Equity
Central Fund

June 30, 2011

1.859215.103

INTCEN-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Argentina - 0.1%
YPF SA Class D sponsored ADR (d)	54,400	$ 2,450,720
Australia - 4.8%
Australia & New Zealand Banking Group Ltd.	841,165	19,847,288
BHP Billiton Ltd.	240,000	11,342,089
Centamin Egypt Ltd. (United Kingdom) (a)	1,500,000	3,033,261
Commonwealth Bank of Australia	48,223	2,704,912
Fortescue Metals Group Ltd.	1,000,000	6,810,375
Macquarie Group Ltd.	317,285	10,634,005
Mirabela Nickel Ltd. (a)(d)	2,000,000	3,753,750
Newcrest Mining Ltd.	150,000	6,066,596
QBE Insurance Group Ltd.	478,276	8,848,405
Transurban Group unit	1,219,557	6,840,709
Westfield Group unit	1,089,729	10,121,240
TOTAL AUSTRALIA		90,002,630
Austria - 0.1%
Osterreichische Elektrizitatswirtschafts AG	48,600	2,114,537
Bailiwick of Guernsey - 0.3%
Resolution Ltd.	1,098,500	5,183,169
Bailiwick of Jersey - 0.4%
Shire PLC	252,800	7,903,968
Belgium - 0.7%
Anheuser-Busch InBev SA NV	218,858	12,703,267
Bermuda - 0.6%
GP Investments Ltd. (depositary receipt) (a)	1,355,492	5,235,806
Huabao International Holdings Ltd.	2,459,000	2,237,250
Li & Fung Ltd.	2,020,000	4,023,517
TOTAL BERMUDA		11,496,573
Brazil - 1.7%
AES Tiete SA (PN) (non-vtg.)	81,900	1,326,265
Amil Participacoes SA	129,200	1,518,686
Arezzo Industria e Comercio SA	100	1,400
Banco Pine SA	537,700	4,133,239
Diagnosticos da America SA	144,000	1,937,096
Droga Raia SA	19,000	316,444
Drogasil SA	342,900	2,339,302
Mills Estruturas e Servicos de Engenharia SA	398,800	5,747,870
OGX Petroleo e Gas Participacoes SA (a)	460,600	4,304,756
Qualicorp SA	417,000	3,980,078
Common Stocks - continued
	Shares	Value
Brazil - continued
Souza Cruz Industria Comerico	178,000	$ 2,264,480
Vale SA (PN-A)	120,000	3,431,427
TOTAL BRAZIL		31,301,043
British Virgin Islands - 0.1%
HLS Systems International Ltd. (a)	143,458	1,337,029
Canada - 1.8%
Bombardier, Inc. Class B (sub. vtg.)	1,861,800	13,417,161
Canadian Natural Resources Ltd.	70,600	2,959,724
Copper Mountain Mining Corp. (a)	300,000	2,323,725
First Quantum Minerals Ltd.	30,000	4,374,326
Ivanhoe Mines Ltd. (a)	230,000	5,812,007
Open Text Corp. (a)	29,000	1,859,260
Valeant Pharmaceuticals International, Inc. (Canada)	48,800	2,537,661
TOTAL CANADA		33,283,864
Cayman Islands - 0.9%
China Kanghui Holdings sponsored ADR (a)(d)	92,400	2,166,780
China ZhengTong Auto Services Holdings Ltd.	2,420,500	2,771,440
Geely Automobile Holdings Ltd.	4,855,000	1,896,643
Hengdeli Holdings Ltd.	6,288,000	3,321,063
Maoye International Holdings Ltd.	5,835,000	2,909,346
Shenguan Holdings Group Ltd.	6,340,000	4,480,997
TOTAL CAYMAN ISLANDS		17,546,269
Chile - 0.2%
CFR Pharmaceuticals SA ADR (e)	169,093	4,595,017
China - 0.4%
Baidu.com, Inc. sponsored ADR (a)	12,100	1,695,573
China Merchants Bank Co. Ltd. (H Shares)	1,798,160	4,344,191
Focus Media Holding Ltd. ADR (a)	26,300	817,930
NetEase.com, Inc. sponsored ADR (a)	18,900	852,201
TOTAL CHINA		7,709,895
Denmark - 1.5%
Carlsberg A/S Series B	71,800	7,811,480
Novo Nordisk A/S Series B	99,524	12,469,998
William Demant Holding A/S (a)	96,600	8,719,490
TOTAL DENMARK		29,000,968
Common Stocks - continued
	Shares	Value
Finland - 0.4%
Fortum Corp.	105,900	$ 3,067,128
Nokian Tyres PLC	70,300	3,527,681
TOTAL FINLAND		6,594,809
France - 10.8%
Alcatel-Lucent SA (a)	598,800	3,455,817
Alstom SA (d)	295,907	18,247,625
ALTEN (d)	34,200	1,360,783
Arkema SA	125,000	12,869,600
Atos Origin SA	54,881	3,100,979
AXA SA	501,267	11,391,895
BNP Paribas SA	307,400	23,731,117
Carrefour SA (d)	121,300	4,982,094
Christian Dior SA	76,500	12,037,853
Club Mediterranee SA (a)	126,455	3,026,062
Compagnie Generale de Geophysique SA sponsored ADR (a)(d)	255,600	9,349,848
Danone	134,500	10,036,112
EDF SA	92,300	3,628,348
GDF Suez	133,000	4,867,577
Iliad SA (d)	59,879	8,035,538
Ipsos SA	20,686	968,879
JC Decaux SA (a)	109,100	3,497,624
L'Oreal SA	70,000	9,092,221
Pernod-Ricard SA	29,600	2,917,876
PPR SA	43,100	7,675,974
Sanofi-Aventis	141,224	11,361,327
Sechilienne-Sidec	16,900	419,122
Societe Generale Series A	153,000	9,079,980
Suez Environnement SA	166,721	3,325,897
Unibail-Rodamco	33,000	7,631,261
VINCI SA	252,600	16,181,493
TOTAL FRANCE		202,272,902
Germany - 8.0%
Aareal Bank AG (a)	134,880	4,623,395
Allianz AG	104,802	14,641,615
BASF AG	250,000	24,499,193
Bayerische Motoren Werke AG (BMW)	103,306	10,309,437
Bilfinger Berger AG	89,941	8,894,801
Commerzbank AG (a)	2,003,500	8,626,952
CTS Eventim AG	60,697	4,194,575
Daimler AG (Germany)	63,286	4,763,573
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Boerse AG	92,500	$ 7,029,604
E.ON AG	392,489	11,148,307
Fresenius Medical Care AG & Co. KGaA	66,400	4,966,897
Infineon Technologies AG	331,100	3,722,466
Kabel Deutschland Holding AG (a)	54,900	3,375,950
Lanxess AG	30,000	2,462,609
MAN SE	76,109	10,150,626
Metro AG	21,500	1,303,073
MTU Aero Engines Holdings AG	102,500	8,187,959
RWE AG	27,423	1,520,666
SAP AG	138,859	8,419,660
Siemens AG	59,612	8,192,782
TOTAL GERMANY		151,034,140
Hong Kong - 1.8%
AIA Group Ltd.	2,328,200	8,063,095
CLP Holdings Ltd.	111,500	987,943
Henderson Land Development Co. Ltd.	1,603,514	10,333,952
Power Assets Holdings Ltd.	511,000	3,867,755
Wharf Holdings Ltd.	1,408,000	9,779,600
TOTAL HONG KONG		33,032,345
India - 0.6%
CESC Ltd. GDR	182,228	1,218,800
Infrastructure Development Finance Co. Ltd.	1,496,200	4,398,419
Jain Irrigation Systems Ltd.	1,358,653	5,185,896
NTPC Ltd.	175,098	733,269
TOTAL INDIA		11,536,384
Indonesia - 0.1%
PT Perusahaan Gas Negara Tbk Series B	2,269,000	1,064,857
Ireland - 0.8%
Kenmare Resources PLC (a)	2,500,000	2,365,221
Ryanair Holdings PLC sponsored ADR	228,300	6,698,322
Smurfit Kappa Group PLC (a)	500,000	5,960,733
TOTAL IRELAND		15,024,276
Israel - 0.4%
Israel Chemicals Ltd.	400,000	6,347,341
Nice Systems Ltd. sponsored ADR (a)	30,700	1,116,252
TOTAL ISRAEL		7,463,593
Common Stocks - continued
	Shares	Value
Italy - 2.7%
Beni Stabili SpA SIIQ	2,399,000	$ 2,423,311
Enel SpA	1,174,509	7,672,070
ENI SpA sponsored ADR (d)	242,900	11,549,895
Fiat SpA	333,200	3,658,127
Intesa Sanpaolo SpA	3,990,463	10,625,609
Prysmian SpA	260,500	5,240,130
Saipem SpA	169,093	8,730,387
TOTAL ITALY		49,899,529
Japan - 14.2%
Aisin Seiki Co. Ltd.	118,700	4,592,022
Aozora Bank Ltd.	4,240,000	9,826,034
Astellas Pharma, Inc.	137,100	5,318,310
Brother Industries Ltd.	213,000	3,149,864
Canon, Inc. (d)	212,400	10,100,579
Chiyoda Corp.	514,000	5,923,405
Denso Corp.	174,200	6,477,318
Dentsu, Inc.	70,000	2,071,519
eAccess Ltd. (d)	4,556	2,041,605
Electric Power Development Co. Ltd.	61,100	1,651,109
Elpida Memory, Inc. (a)	154,500	1,819,362
Fanuc Corp.	130,400	21,800,472
Fast Retailing Co. Ltd.	22,000	3,557,142
Hirose Electric Co. Ltd.	21,800	2,234,142
Hitachi Ltd.	1,133,000	6,722,689
Honda Motor Co. Ltd.	401,100	15,449,314
Japan Retail Fund Investment Corp.	1,579	2,432,688
Japan Tobacco, Inc.	1,893	7,305,302
Kansai Electric Power Co., Inc.	131,600	2,619,992
KDDI Corp.	710	5,107,137
Keyence Corp.	20,400	5,790,748
Mitsubishi Corp.	579,100	14,461,086
Mitsubishi Estate Co. Ltd.	615,000	10,790,542
Mitsubishi Tanabe Pharma Corp.	151,000	2,526,602
Mitsubishi UFJ Financial Group, Inc.	3,381,300	16,474,120
Mitsui & Co. Ltd.	645,700	11,161,461
mixi, Inc. (d)	230	1,032,766
Murata Manufacturing Co. Ltd.	54,400	3,636,197
Nippon Electric Glass Co. Ltd.	163,000	2,090,956
NTT DoCoMo, Inc.	3,395	6,061,765
ORIX Corp.	136,760	13,299,589
Osaka Gas Co. Ltd.	789,000	2,992,025
Common Stocks - continued
	Shares	Value
Japan - continued
Rakuten, Inc.	4,099	$ 4,241,512
So-net M3, Inc. (d)	385	2,802,154
SOFTBANK CORP.	181,100	6,856,970
Sony Financial Holdings, Inc.	187,400	3,387,275
Start Today Co. Ltd.	306,200	6,113,013
Sumitomo Metal Mining Co. Ltd.	400,000	6,570,066
Taisho Pharmaceutical Co. Ltd.	93,000	2,094,705
Tokyo Gas Co. Ltd.	722,000	3,257,835
Toyota Motor Corp.	319,500	13,153,483
Tsutsumi Jewelry Co. Ltd.	94,100	2,259,522
Unicharm Corp.	125,700	5,490,443
TOTAL JAPAN		266,744,840
Korea (South) - 0.7%
BS Financial Group, Inc. (a)	365,830	5,177,162
Hynix Semiconductor, Inc.	103,140	2,421,421
NCsoft Corp.	4,598	1,254,000
Samchully Co. Ltd.	12,170	1,180,501
Samsung Electronics Co. Ltd.	5,075	3,928,725
TOTAL KOREA (SOUTH)		13,961,809
Luxembourg - 0.1%
Millicom International Cellular SA unit	12,400	1,294,036
Netherlands - 2.5%
AEGON NV (a)	1,602,000	10,917,202
AerCap Holdings NV (a)	500,500	6,511,505
Gemalto NV	68,096	3,256,599
ING Groep NV (Certificaten Van Aandelen) (a)	1,302,568	16,053,870
Koninklijke KPN NV	636,626	9,260,686
Yandex NV	49,500	1,757,745
TOTAL NETHERLANDS		47,757,607
Norway - 1.8%
Aker Solutions ASA	205,500	4,114,267
DnB NOR ASA	769,800	10,731,307
Telenor ASA	520,400	8,523,161
Yara International ASA	175,000	9,852,347
TOTAL NORWAY		33,221,082
Philippines - 0.0%
Manila Water Co., Inc.	963,900	414,562
Common Stocks - continued
	Shares	Value
Poland - 0.1%
Eurocash SA	249,900	$ 2,688,126
Portugal - 0.1%
Energias de Portugal SA	599,444	2,129,096
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	1,120,322	4,436,370
Russia - 0.1%
Magnit OJSC GDR (Reg. S)	76,367	2,397,160
Singapore - 0.3%
Singapore Telecommunications Ltd.	1,861,000	4,787,723
South Africa - 0.2%
Aveng Ltd.	856,600	4,535,224
Spain - 3.2%
Banco Santander SA	2,002,798	23,074,904
Iberdrola SA	349,400	3,109,832
Inditex SA	88,153	8,033,987
Red Electrica Corporacion SA	57,800	3,489,313
Repsol YPF SA sponsored ADR	30,800	1,070,608
Telefonica SA	826,548	20,189,487
Telefonica SA sponsored ADR	36,000	881,640
TOTAL SPAIN		59,849,771
Sweden - 2.6%
H&M Hennes & Mauritz AB (B Shares)	301,125	10,384,442
Intrum Justitia AB	279,800	4,114,446
Nordea Bank AB	1,024,600	11,016,507
Sandvik AB	600,600	10,531,677
Swedish Match Co.	96,400	3,232,945
Telefonaktiebolaget LM Ericsson (B Shares)	594,768	8,563,068
TOTAL SWEDEN		47,843,085
Switzerland - 6.7%
Kuehne & Nagel International AG	39,309	5,966,252
Nestle SA	601,047	37,355,425
Novartis AG	289,507	17,744,105
Roche Holding AG:
(Bearer)	10,072	1,779,103
(participation certificate)	68,136	11,403,277
Schindler Holding AG (participation certificate)	75,292	9,152,899
Syngenta AG (Switzerland)	30,000	10,139,119
The Swatch Group AG (Bearer)	15,220	7,672,459
Common Stocks - continued
	Shares	Value
Switzerland - continued
Transocean Ltd. (United States)	60,900	$ 3,931,704
UBS AG (a)	1,086,640	19,831,895
TOTAL SWITZERLAND		124,976,238
Taiwan - 0.3%
HTC Corp.	75,000	2,515,756
Taiwan Semiconductor Manufacturing Co. Ltd.	935,000	2,350,306
TOTAL TAIWAN		4,866,062
United Kingdom - 21.1%
Afren PLC (a)	614,300	1,556,720
Anglo American PLC (United Kingdom)	750,000	37,163,466
AstraZeneca PLC (United Kingdom)	144,633	7,228,714
Barclays PLC	3,336,488	13,687,021
BG Group PLC	741,790	16,833,653
BHP Billiton PLC	160,000	6,286,807
BP PLC	1,366,492	10,061,155
BP PLC sponsored ADR	250,345	11,087,780
British American Tobacco PLC (United Kingdom)	543,900	23,850,129
Britvic PLC	981,700	6,215,467
Cairn Energy PLC (a)	549,141	3,655,700
Carphone Warehouse Group PLC	990,707	6,725,639
Centrica PLC	525,666	2,727,493
Cookson Group PLC	652,500	7,042,402
GlaxoSmithKline PLC	1,135,020	24,327,542
HSBC Holdings PLC:
(Hong Kong)	1,730,640	17,210,914
(United Kingdom)	1,528,066	15,149,892
ICAP PLC	909,500	6,904,175
Imperial Tobacco Group PLC	276,176	9,179,394
InterContinental Hotel Group PLC	177,100	3,625,265
International Power PLC	491,226	2,536,182
Lloyds Banking Group PLC (a)	14,991,666	11,780,583
Meggitt PLC	1,026,200	6,283,108
National Grid PLC	714,800	7,036,412
Next PLC	115,000	4,291,101
Northumbrian Water Group PLC	179,793	1,199,213
Pennon Group PLC	33,900	379,755
Reckitt Benckiser Group PLC	144,617	7,984,096
Rolls-Royce Group PLC	721,900	7,472,824
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,266,109	45,069,279
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Royal Dutch Shell PLC: - continued
Class A sponsored ADR	107,200	$ 7,625,136
Scottish & Southern Energy PLC	112,029	2,504,549
SuperGroup PLC (a)(d)	145,000	2,005,965
Tesco PLC	1,038,722	6,701,521
Unilever PLC	292,800	9,447,199
Vedanta Resources PLC	200,000	6,721,321
Vodafone Group PLC	10,049,136	26,645,878
Xstrata PLC	500,000	11,005,602
TOTAL UNITED KINGDOM		397,209,052
United States of America - 3.9%
Baxter International, Inc.	57,900	3,456,051
Biogen Idec, Inc. (a)	32,500	3,474,900
Citigroup, Inc.	168,320	7,008,845
Express Scripts, Inc. (a)	61,100	3,298,178
Goodrich Corp.	108,400	10,352,200
Halliburton Co.	128,100	6,533,100
Lorillard, Inc.	48,900	5,323,743
McKesson Corp.	33,100	2,768,815
Medco Health Solutions, Inc. (a)	56,200	3,176,424
Philip Morris International, Inc.	14,100	941,457
Stillwater Mining Co. (a)	140,000	3,081,400
The Mosaic Co.	150,000	10,159,500
TRW Automotive Holdings Corp. (a)	42,000	2,479,260
Virgin Media, Inc.	241,750	7,235,578
Walter Energy, Inc.	40,000	4,632,000
TOTAL UNITED STATES OF AMERICA		73,921,451
TOTAL COMMON STOCKS (Cost $1,730,415,146)		1,827,585,078
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.9%
Porsche Automobil Holding SE (Germany)	59,400	4,712,286
Volkswagen AG	60,600	12,510,883
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $12,144,167)		17,223,169
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	16,599,002	$ 16,599,002
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	66,642,627	66,642,627
TOTAL MONEY MARKET FUNDS (Cost $83,241,629)		83,241,629
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/11 due 7/1/11 (Collateralized by U.S. Government Obligations) # (Cost $9,934,000)	$ 9,934,003	9,934,000
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,835,734,942)		1,937,983,876
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(59,493,781)
NET ASSETS - 100%		$ 1,878,490,095
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,595,017 or 0.2% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,934,000 due 7/01/11 at 0.01%
BNP Paribas Securities Corp.	$ 3,581,042
Credit Agricole Securities (USA), Inc.	1,734,350
Mizuho Securities USA, Inc.	4,198,735
Wells Fargo Securities LLC	419,873
$ 9,934,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,361
Fidelity Securities Lending Cash Central Fund	1,619,155
Total	$ 1,646,516
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 397,209,052	$ 220,871,541	$ 176,337,511	$ -
Japan	266,744,840	-	266,744,840	-
France	202,272,902	187,455,758	14,817,144	-
Germany	168,257,309	146,677,970	21,579,339	-
Switzerland	124,976,238	77,261,119	47,715,119	-
Australia	90,002,630	78,660,541	11,342,089	-
United States of America	73,921,451	73,921,451	-	-
Spain	59,849,771	16,585,380	43,264,391	-
Italy	49,899,529	49,899,529	-	-
Other	411,674,525	340,712,846	70,961,679	-
Money Market Funds	83,241,629	83,241,629	-	-
Cash Equivalents	9,934,000	-	9,934,000	-
Total Investments in Securities:	$ 1,937,983,876	$ 1,275,287,764	$ 662,696,112	$ -
Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $1,840,720,501. Net unrealized appreciation aggregated $97,263,375, of which $188,669,043 related to appreciated investment securities and $91,405,668 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Information Technology
Central Fund

June 30, 2011

1.851902.104

ITCIP-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
Tesla Motors, Inc. (a)	16,605	$ 483,704
BUILDING PRODUCTS - 0.0%
Building Products - 0.0%
Asahi Glass Co. Ltd.	8,000	93,595
CHEMICALS - 0.0%
Commodity Chemicals - 0.0%
STR Holdings, Inc. (a)(d)	20,504	305,920
COMMUNICATIONS EQUIPMENT - 6.0%
Communications Equipment - 6.0%
Acme Packet, Inc. (a)	21,792	1,528,273
Alcatel-Lucent SA sponsored ADR (a)	325,806	1,879,901
Aruba Networks, Inc. (a)	16,770	495,554
Brocade Communications Systems, Inc. (a)	700,725	4,526,684
China Wireless Technologies Ltd.	272,000	54,528
Ciena Corp. (a)(d)	310,557	5,708,038
Cisco Systems, Inc.	749,316	11,696,823
DG FastChannel, Inc. (a)	46,350	1,485,518
Finisar Corp. (a)	200,655	3,617,810
HTC Corp.	22,000	737,955
Infinera Corp. (a)	84,872	586,466
JDS Uniphase Corp. (a)	305,214	5,084,865
Juniper Networks, Inc. (a)	97,380	3,067,470
Motorola Mobility Holdings, Inc.	22,192	489,112
NETGEAR, Inc. (a)	29,872	1,306,004
Oclaro, Inc. (a)	171,878	1,155,020
Polycom, Inc. (a)	129,704	8,339,967
QUALCOMM, Inc.	160,620	9,121,610
Riverbed Technology, Inc. (a)	56,543	2,238,537
Sandvine Corp. (a)	1,051,100	2,462,889
Sandvine Corp. (U.K.) (a)	978,400	2,343,534
Sonus Networks, Inc. (a)	3,367	10,909
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	292,850	4,211,183
ZTE Corp. (H Shares)	25,440	92,191
		72,240,841
COMPUTERS & PERIPHERALS - 15.0%
Computer Hardware - 10.0%
Apple, Inc. (a)	300,101	100,734,906
Common Stocks - continued
	Shares	Value
COMPUTERS & PERIPHERALS - CONTINUED
Computer Hardware - continued
Hewlett-Packard Co.	485,136	$ 17,658,950
Stratasys, Inc. (a)	81,823	2,757,435
		121,151,291
Computer Storage & Peripherals - 5.0%
Catcher Technology Co. Ltd.	55,000	345,678
EMC Corp. (a)	1,323,813	36,471,048
Gemalto NV	58,991	2,821,165
NetApp, Inc. (a)	70,234	3,706,951
SanDisk Corp. (a)	413,291	17,151,577
Seagate Technology	6,985	112,878
Smart Technologies, Inc. Class A (a)	34,600	197,220
Western Digital Corp. (a)	3,155	114,779
		60,921,296
TOTAL COMPUTERS & PERIPHERALS		182,072,587
CONSUMER FINANCE - 0.1%
Consumer Finance - 0.1%
Discover Financial Services	58,100	1,554,175
DIVERSIFIED CONSUMER SERVICES - 1.5%
Education Services - 1.5%
Educomp Solutions Ltd.	20,737	182,093
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	149,000	16,646,280
Xueda Education Group sponsored ADR	136,300	1,090,400
		17,918,773
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
A123 Systems, Inc. (a)(d)	5,100	27,132
Acuity Brands, Inc.	2,398	133,760
		160,892
ELECTRONIC EQUIPMENT & COMPONENTS - 3.0%
Electronic Components - 1.8%
Amphenol Corp. Class A	3,400	183,566
AU Optronics Corp. sponsored ADR (a)(d)	137,586	946,592
Cando Corp. (a)	2,195,700	1,860,343
Chimei Innolux Corp. (a)	23,000	16,372
Corning, Inc.	656,564	11,916,637
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Components - continued
DTS, Inc. (a)	3,014	$ 122,218
J Touch Corp.	44,891	124,236
LG Display Co. Ltd. sponsored ADR (d)	43,025	604,501
Omron Corp.	22,700	631,094
Universal Display Corp. (a)	112,000	3,930,080
Vishay Intertechnology, Inc. (a)	78,170	1,175,677
		21,511,316
Electronic Equipment & Instruments - 0.3%
Chroma ATE, Inc.	605,950	1,923,150
Itron, Inc. (a)	10,358	498,841
Keyence Corp.	2,100	596,106
SFA Engineering Corp.	4,261	212,052
SNU Precision Co. Ltd.	15,771	184,020
Test Research, Inc.	217,300	342,944
		3,757,113
Electronic Manufacturing Services - 0.2%
Benchmark Electronics, Inc. (a)	7,000	115,500
Jabil Circuit, Inc.	5,236	105,767
KEMET Corp. (a)	81,287	1,161,591
Multi-Fineline Electronix, Inc. (a)	1,600	34,576
TE Connectivity Ltd.	8,400	308,784
Trimble Navigation Ltd. (a)	15,706	622,586
		2,348,804
Technology Distributors - 0.7%
Anixter International, Inc.	1,685	110,098
Arrow Electronics, Inc. (a)	91,400	3,793,100
Avnet, Inc. (a)	38,200	1,217,816
Digital China Holdings Ltd. (H Shares)	1,815,000	2,938,799
WPG Holding Co. Ltd.	297,420	502,955
		8,562,768
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		36,180,001
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Health Care Equipment - 0.3%
Biosensors International Group Ltd. (a)	2,453,000	2,576,219
China Kanghui Holdings sponsored ADR (a)	11,800	276,710
China Medical Technologies, Inc. sponsored ADR (a)	500	3,855
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Golden Meditech Holdings Ltd. (a)	1,952,000	$ 338,638
Mingyuan Medicare Development Co. Ltd.	600,000	43,949
		3,239,371
Health Care Supplies - 0.3%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,596,000	3,743,004
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		6,982,375
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	1,100	45,210
HOTELS, RESTAURANTS & LEISURE - 0.7%
Hotels, Resorts & Cruise Lines - 0.7%
Ctrip.com International Ltd. sponsored ADR (a)	187,893	8,094,430
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.1%
Skyworth Digital Holdings Ltd.	1,765,436	1,059,477
Household Appliances - 0.2%
Haier Electronics Group Co. Ltd. (a)	938,000	1,164,401
Techtronic Industries Co. Ltd.	882,500	1,053,545
		2,217,946
TOTAL HOUSEHOLD DURABLES		3,277,423
INTERNET & CATALOG RETAIL - 2.5%
Internet Retail - 2.5%
Amazon.com, Inc. (a)	129,633	26,508,652
E-Commerce China Dangdang, Inc. ADR	350	4,057
MakeMyTrip Ltd.	11,200	274,400
Priceline.com, Inc. (a)	4,884	2,500,266
Rakuten, Inc.	1,168	1,208,608
		30,495,983
INTERNET SOFTWARE & SERVICES - 10.2%
Internet Software & Services - 10.2%
21Vianet Group, Inc. ADR (d)	81,000	1,112,940
Akamai Technologies, Inc. (a)	58,051	1,826,865
Alibaba.com Ltd.	660,000	1,051,691
Baidu.com, Inc. sponsored ADR (a)	52,147	7,307,359
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
China Finance Online Co. Ltd. ADR (a)	140,315	$ 503,731
ChinaCache International Holdings Ltd. sponsored ADR	11,568	107,120
Constant Contact, Inc. (a)	33,600	852,768
Cornerstone Ondemand, Inc.	41,785	737,505
Digital River, Inc. (a)	31,823	1,023,428
eBay, Inc. (a)	508,007	16,393,386
Equinix, Inc. (a)	200	20,204
Facebook, Inc. Class B (a)(f)	49,223	1,230,575
Google, Inc. Class A (a)	87,490	44,303,186
IntraLinks Holdings, Inc.	6,680	115,430
Kakaku.com, Inc.	409	2,875,310
LinkedIn Corp. (a)(d)	1,900	171,171
LivePerson, Inc. (a)	10,500	148,470
LogMeIn, Inc. (a)	45,909	1,770,710
Mail.ru Group Ltd. GDR (a)(e)	2,300	76,406
MediaMind Technologies, Inc. (a)	7,300	160,162
Mercadolibre, Inc.	46,121	3,659,240
Open Text Corp. (a)	2,500	160,281
OpenTable, Inc. (a)	800	66,496
Opera Software ASA	118,557	745,047
Phoenix New Media Ltd. ADR (d)	189,700	1,701,609
Qihoo 360 Technology Co. Ltd. ADR (d)	65,500	1,271,355
Rackspace Hosting, Inc. (a)	142,318	6,082,671
Renren, Inc. ADR	7,700	68,145
Responsys, Inc.	2,000	35,460
RightNow Technologies, Inc. (a)	21,448	694,915
SINA Corp. (a)(d)	88,543	9,217,326
Sohu.com, Inc. (a)	15,152	1,095,035
SouFun Holdings Ltd. ADR	31,696	654,839
Velti PLC (a)	76,264	1,289,624
VeriSign, Inc.	107,000	3,580,220
VistaPrint Ltd. (a)	22,061	1,055,619
Vocus, Inc. (a)	30,700	939,727
XO Group, Inc. (a)	8,500	84,575
Yahoo!, Inc. (a)	461,000	6,933,440
YouKu.com, Inc. ADR (a)(d)	66,810	2,294,924
		123,418,965
IT SERVICES - 10.6%
Data Processing & Outsourced Services - 3.2%
DST Systems, Inc.	11,772	621,562
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
Fidelity National Information Services, Inc.	212,123	$ 6,531,267
Fiserv, Inc. (a)	166,595	10,433,845
MasterCard, Inc. Class A	50,760	15,296,018
Paychex, Inc.	76,822	2,359,972
Syntel, Inc.	20,300	1,200,136
Teletech Holdings, Inc. (a)	4,506	94,986
Visa, Inc. Class A	34,480	2,905,285
WNS Holdings Ltd. sponsored ADR (a)	11,900	105,791
		39,548,862
IT Consulting & Other Services - 7.4%
Accenture PLC Class A	558,602	33,750,733
Atos Origin SA	96,454	5,450,007
Camelot Information Systems, Inc. ADR	35,700	533,715
Cognizant Technology Solutions Corp. Class A (a)	293,432	21,520,303
Digital Garage, Inc. (a)	501	2,045,196
Hi Sun Technology (China) Ltd. (a)	648,000	183,198
hiSoft Technology International Ltd. ADR (a)	14,817	217,069
International Business Machines Corp.	106,586	18,284,828
Sapient Corp. (a)	78,200	1,175,346
Teradata Corp. (a)	100,273	6,036,435
Yucheng Technologies Ltd. (a)(d)	16,900	55,263
		89,252,093
TOTAL IT SERVICES		128,800,955
LEISURE EQUIPMENT & PRODUCTS - 0.0%
Photographic Products - 0.0%
Eastman Kodak Co. (a)(d)	105,330	377,081
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc. (a)	2,800	143,108
Illumina, Inc. (a)	22,200	1,668,330
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	20,800	365,248
		2,176,686
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Fanuc Corp.	7,200	1,203,707
Meyer Burger Technology AG (a)	116	5,126
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Mirle Automation Corp.	277,000	$ 326,550
Sunpower Group Ltd.	1,724,000	512,302
		2,047,685
MEDIA - 1.9%
Advertising - 1.4%
AirMedia Group, Inc. ADR (a)	34,799	111,357
Charm Communications, Inc. ADR (a)(d)	113,700	1,353,030
Dentsu, Inc.	51,100	1,512,209
Focus Media Holding Ltd. ADR (a)(d)	348,895	10,850,635
ReachLocal, Inc. (a)(d)	132,300	2,755,809
SinoMedia Holding Ltd.	22,000	7,718
		16,590,758
Cable & Satellite - 0.4%
DISH Network Corp. Class A (a)	94,300	2,892,181
Virgin Media, Inc.	63,869	1,911,599
		4,803,780
Movies & Entertainment - 0.1%
IMAX Corp. (a)	31,300	1,015,059
TOTAL MEDIA		22,409,597
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)(d)	13,500	4,759
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	11,044	114,968
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
China Medical System Holding Ltd.	1,013,600	1,035,515
PROFESSIONAL SERVICES - 0.1%
Human Resource & Employment Services - 0.1%
51job, Inc. sponsored ADR (a)	11,400	639,882
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
China Real Estate Information Corp. ADR (a)(d)	155,906	1,113,169
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.2%
Semiconductor Equipment - 1.5%
Advanced Energy Industries, Inc. (a)	8,309	$ 122,890
Amkor Technology, Inc. (a)	35,403	218,437
Asia Pacific Systems, Inc. (a)	18,274	229,495
ASM International NV unit	39,200	1,550,360
ASM Pacific Technology Ltd.	28,600	391,783
ASML Holding NV	81,792	3,023,032
Axcelis Technologies, Inc. (a)	119,000	195,160
centrotherm photovoltaics AG	2,134	94,550
Cymer, Inc. (a)	74,862	3,706,418
Entegris, Inc. (a)	59,000	597,080
GCL-Poly Energy Holdings Ltd.	344,000	178,150
KLA-Tencor Corp.	20,576	832,916
Lam Research Corp. (a)	109,400	4,844,232
MEMC Electronic Materials, Inc. (a)	87,327	744,899
Novellus Systems, Inc. (a)	6,100	220,454
Roth & Rau AG (a)	4,113	127,116
Sumco Corp. (a)	300	5,078
Teradyne, Inc. (a)	36,833	545,128
		17,627,178
Semiconductors - 10.7%
Advanced Micro Devices, Inc. (a)	151,853	1,061,452
Alpha & Omega Semiconductor Ltd. (a)	43,456	575,792
Altera Corp.	83,246	3,858,452
Applied Micro Circuits Corp. (a)	48,800	432,368
ARM Holdings PLC sponsored ADR (d)	232,908	6,621,574
Atmel Corp. (a)	10,538	148,270
Avago Technologies Ltd.	32,413	1,231,694
Broadcom Corp. Class A	363,623	12,232,278
Canadian Solar, Inc. (a)(d)	369,750	4,252,125
Cavium, Inc. (a)	13,069	569,678
CSR PLC	94,054	467,333
Cypress Semiconductor Corp.	29,552	624,729
Duksan Hi-Metal Co. Ltd. (a)	108,677	2,357,893
Fairchild Semiconductor International, Inc. (a)	7,291	121,833
First Solar, Inc. (a)(d)	74,277	9,824,619
Freescale Semiconductor Holdings I Ltd.	157,800	2,901,942
Gintech Energy Corp.	76,000	186,051
Hanwha Solarone Co. Ltd. ADR (a)(d)	211,298	1,348,081
Hittite Microwave Corp. (a)	1,900	117,629
Hynix Semiconductor, Inc.	44,550	1,045,902
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Inphi Corp.	69,816	$ 1,214,798
International Rectifier Corp. (a)	36,035	1,007,899
Intersil Corp. Class A	88,124	1,132,393
JA Solar Holdings Co. Ltd. ADR (a)	1,451,182	8,054,060
Jinkosolar Holdings Co. Ltd. ADR (a)(d)	419,170	11,116,388
MagnaChip Semiconductor Corp.	66,500	766,080
Marvell Technology Group Ltd. (a)	671,469	9,914,240
Melfas, Inc.	13,756	395,147
Micrel, Inc.	196,621	2,080,250
Micron Technology, Inc. (a)	565,567	4,230,441
Monolithic Power Systems, Inc. (a)	72,469	1,117,472
Motech Industries, Inc.	102,000	393,145
Neo Solar Power Corp. (a)	189,000	352,425
Netlogic Microsystems, Inc. (a)	53,500	2,162,470
NVIDIA Corp. (a)	763,453	12,165,624
NXP Semiconductors NV	194,478	5,198,397
O2Micro International Ltd. sponsored ADR (a)	55,200	358,800
Phison Electronics Corp.	158,000	891,540
PMC-Sierra, Inc. (a)	29,300	221,801
Power Integrations, Inc.	30,075	1,155,782
Radiant Opto-Electronics Corp.	11,279	36,344
Rambus, Inc. (a)	62,200	913,096
Silicon Laboratories, Inc. (a)	13,300	548,758
Spreadtrum Communications, Inc. ADR (d)	79,462	1,252,321
Standard Microsystems Corp. (a)	36,639	988,887
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	222,700	1,752,649
Trina Solar Ltd. (a)(d)	377,700	8,468,034
Xilinx, Inc.	33,637	1,226,741
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	111,600	1,027,836
		130,123,513
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		147,750,691
SOFTWARE - 29.2%
Application Software - 18.3%
Adobe Systems, Inc. (a)	269,107	8,463,415
ANSYS, Inc. (a)	63,731	3,484,174
AsiaInfo-Linkage, Inc. (a)(d)	560,726	9,285,623
Aspen Technology, Inc. (a)	379,272	6,515,893
Autodesk, Inc. (a)	153,074	5,908,656
AutoNavi Holdings Ltd. ADR	61,500	913,275
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Autonomy Corp. PLC (a)	280,335	$ 7,679,958
Blackboard, Inc. (a)	38,700	1,679,193
BroadSoft, Inc. (a)	158,307	6,036,246
Cadence Design Systems, Inc. (a)	106,013	1,119,497
Citrix Systems, Inc. (a)	188,127	15,050,160
Compuware Corp. (a)	184,444	1,800,173
Concur Technologies, Inc. (a)	189,988	9,512,699
Convio, Inc. (a)	47,751	516,188
Descartes Systems Group, Inc. (a)	240,600	1,728,907
Informatica Corp. (a)	213,500	12,474,805
Intuit, Inc. (a)	309,163	16,033,193
JDA Software Group, Inc. (a)	3,352	103,543
Kenexa Corp. (a)	20,211	484,660
Kingdee International Software Group Co. Ltd.	11,911,600	6,398,366
Longtop Financial Technologies Ltd. ADR (a)	125,800	238,139
Magma Design Automation, Inc. (a)	46,000	367,540
Manhattan Associates, Inc. (a)	3,500	120,540
MicroStrategy, Inc. Class A (a)	47,962	7,802,458
Nuance Communications, Inc. (a)	157,930	3,390,757
Parametric Technology Corp. (a)	542,396	12,437,140
Pegasystems, Inc.	130,560	6,077,568
QLIK Technologies, Inc.	156,959	5,346,024
Quest Software, Inc. (a)	22,386	508,834
RealPage, Inc.	24,500	648,515
salesforce.com, Inc. (a)	267,235	39,812,670
SolarWinds, Inc. (a)	185,359	4,845,284
SuccessFactors, Inc. (a)	266,700	7,840,980
Synopsys, Inc. (a)	49,500	1,272,645
Taleo Corp. Class A (a)	132,120	4,892,404
TIBCO Software, Inc. (a)	163,475	4,744,045
VanceInfo Technologies, Inc. ADR (a)	208,200	4,811,502
Verint Systems, Inc. (a)	32,300	1,196,392
		221,542,061
Home Entertainment Software - 0.1%
Activision Blizzard, Inc.	9,300	108,624
NCsoft Corp.	6,708	1,829,454
RealD, Inc. (d)	5,800	135,662
		2,073,740
Systems Software - 10.8%
Ariba, Inc. (a)	264,410	9,114,213
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - continued
BMC Software, Inc. (a)	33,292	$ 1,821,072
Check Point Software Technologies Ltd. (a)	54,131	3,077,347
CommVault Systems, Inc. (a)	262,438	11,665,369
DemandTec, Inc. (a)	48,000	436,800
Fortinet, Inc. (a)	124,528	3,398,369
Insyde Software Corp.	18,601	102,375
MICROS Systems, Inc. (a)	22,900	1,138,359
Microsoft Corp.	237,000	6,162,000
NetSuite, Inc. (a)	15,800	619,360
Oracle Corp.	2,170,884	71,443,792
Red Hat, Inc. (a)	12,124	556,492
Rovi Corp. (a)	70,164	4,024,607
VMware, Inc. Class A (a)	168,173	16,855,980
		130,416,135
TOTAL SOFTWARE		354,031,936
WIRELESS TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
American Tower Corp. Class A (a)	149,800	7,839,034
Crown Castle International Corp. (a)	145,980	5,954,524
SBA Communications Corp. Class A (a)	161,448	6,165,699
SOFTBANK CORP.	13,200	499,790
Sprint Nextel Corp. (a)	25,960	139,924
		20,598,971
TOTAL COMMON STOCKS (Cost $952,478,046)		1,164,426,769
Money Market Funds - 8.2%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	52,693,820	$ 52,693,820
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	46,254,415	46,254,415
TOTAL MONEY MARKET FUNDS (Cost $98,948,235)		98,948,235
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $1,051,426,281)		1,263,375,004
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(52,943,620)
NET ASSETS - 100%		$ 1,210,431,384
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $76,406 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,230,575 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,230,913
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,735
Fidelity Securities Lending Cash Central Fund	284,284
Total	$ 309,019
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,164,426,769	$ 1,152,287,362	$ 10,670,693	$ 1,468,714
Money Market Funds	98,948,235	98,948,235	-	-
Total Investments in Securities:	$ 1,263,375,004	$ 1,251,235,597	$ 10,670,693	$ 1,468,714
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(340,361)
Total Unrealized Gain (Loss)	(4,841,911)
Cost of Purchases	6,837,021
Proceeds of Sales	(3,381,255)
Amortization/Accretion	-
Transfers in to Level 3	3,195,220
Transfers out of Level 3	-
Ending Balance	$ 1,468,714
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (4,841,911)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $1,059,804,865. Net unrealized appreciation aggregated $203,570,139, of which $237,096,308 related to appreciated investment securities and $33,526,169 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Materials
Central Fund

June 30, 2011

1.851903.104

MTCIP-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CHEMICALS - 62.2%
Commodity Chemicals - 3.9%
Arkema SA	28,344	$ 2,918,207
Celanese Corp. Class A	115,256	6,144,297
Grasim Industries Ltd.	8,256	406,769
TPC Group, Inc. (a)	13,300	521,626
Westlake Chemical Corp.	19,100	991,290
		10,982,189
Diversified Chemicals - 24.2%
Ashland, Inc.	73,312	4,737,421
BASF AG	17,234	1,688,876
Cabot Corp.	51,600	2,057,292
Dow Chemical Co.	577,685	20,796,660
E.I. du Pont de Nemours & Co.	422,986	22,862,396
FMC Corp.	27,900	2,399,958
Lanxess AG	32,949	2,704,684
Olin Corp.	66,893	1,515,795
PPG Industries, Inc.	100,220	9,098,974
		67,862,056
Fertilizers & Agricultural Chemicals - 9.0%
CF Industries Holdings, Inc.	41,295	5,850,263
CVR Partners LP	70,900	1,592,414
Intrepid Potash, Inc. (a)(d)	41,600	1,352,000
Israel Chemicals Ltd.	38,800	615,692
Monsanto Co.	81,681	5,925,140
The Mosaic Co.	125,771	8,518,470
Uralkali JSC GDR (Reg. S)	32,086	1,443,870
		25,297,849
Industrial Gases - 9.6%
Air Products & Chemicals, Inc.	98,985	9,460,986
Airgas, Inc.	45,905	3,215,186
Praxair, Inc.	129,725	14,060,893
		26,737,065
Specialty Chemicals - 15.5%
Chemtura Corp. (a)	35,500	646,100
Cytec Industries, Inc.	29,200	1,669,948
Ecolab, Inc.	111,530	6,288,061
Innophos Holdings, Inc.	88,258	4,306,990
Innospec, Inc. (a)	49,878	1,676,400
Kraton Performance Polymers, Inc. (a)	101,302	3,967,999
LyondellBasell Industries NV Class A	189,200	7,287,984
Common Stocks - continued
	Shares	Value
CHEMICALS - CONTINUED
Specialty Chemicals - continued
OMNOVA Solutions, Inc. (a)	171,148	$ 1,191,190
PolyOne Corp.	135,958	2,103,270
Rockwood Holdings, Inc. (a)	54,000	2,985,660
Sherwin-Williams Co.	71,321	5,981,692
W.R. Grace & Co. (a)	117,346	5,354,498
		43,459,792
TOTAL CHEMICALS		174,338,951
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Environmental & Facility Services - 0.4%
Swisher Hygiene, Inc. (e)	20,710	116,597
Swisher Hygiene, Inc. (e)	23,760	120,392
Swisher Hygiene, Inc. (Canada) (a)(d)	168,200	943,552
		1,180,541
CONSTRUCTION MATERIALS - 0.1%
Construction Materials - 0.1%
Prism Cement Ltd.	229,194	237,513
CONTAINERS & PACKAGING - 6.4%
Metal & Glass Containers - 5.0%
Aptargroup, Inc.	47,300	2,475,682
Ball Corp.	176,258	6,778,883
Greif, Inc. Class A	30,394	1,976,522
Silgan Holdings, Inc.	71,600	2,933,452
		14,164,539
Paper Packaging - 1.4%
Rock-Tenn Co. Class A	57,616	3,822,245
TOTAL CONTAINERS & PACKAGING		17,986,784
FOOD PRODUCTS - 0.9%
Agricultural Products - 0.9%
Archer Daniels Midland Co.	85,318	2,572,338
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Pall Corp.	22,900	1,287,667
Common Stocks - continued
	Shares	Value
METALS & MINING - 26.9%
Diversified Metals & Mining - 12.2%
Anglo American PLC (United Kingdom)	69,477	$ 3,442,675
BHP Billiton PLC	33,241	1,306,123
Copper Mountain Mining Corp. (a)	10,700	82,880
First Quantum Minerals Ltd.	16,800	2,449,623
Freeport-McMoRan Copper & Gold, Inc.	270,887	14,329,922
Gujarat NRE Coke Ltd.	397,452	431,026
HudBay Minerals, Inc.	116,600	1,741,020
Ivanhoe Mines Ltd. (a)	57,900	1,463,110
Kenmare Resources PLC (a)	443,900	419,969
MacArthur Coal Ltd.	178,696	2,098,583
Molycorp, Inc. (d)	24,000	1,465,440
Mongolian Mining Corp.	506,000	625,530
Walter Energy, Inc.	37,420	4,333,236
		34,189,137
Gold - 7.0%
AngloGold Ashanti Ltd. sponsored ADR	28,609	1,204,153
Kinross Gold Corp.	86,800	1,370,763
Newcrest Mining Ltd.	47,483	1,920,401
Newmont Mining Corp.	218,367	11,785,267
Randgold Resources Ltd. sponsored ADR	15,815	1,329,251
Royal Gold, Inc.	31,900	1,868,383
		19,478,218
Precious Metals & Minerals - 0.1%
Coeur d'Alene Mines Corp. (a)	14,769	358,296
Steel - 7.6%
Allegheny Technologies, Inc.	53,196	3,376,350
Carpenter Technology Corp.	83,751	4,830,758
Fortescue Metals Group Ltd.	256,691	1,748,162
Haynes International, Inc.	7,600	470,668
Reliance Steel & Aluminum Co.	87,657	4,352,170
Ternium SA sponsored ADR	60,495	1,786,417
United States Steel Corp. (d)	102,815	4,733,603
		21,298,128
TOTAL METALS & MINING		75,323,779
OIL, GAS & CONSUMABLE FUELS - 0.4%
Coal & Consumable Fuels - 0.4%
PT Bumi Resources Tbk	3,399,000	1,169,134
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Specialized REITs - 0.7%
Weyerhaeuser Co.	91,987	$ 2,010,836
TOTAL COMMON STOCKS (Cost $216,081,069)		276,107,543
Convertible Bonds - 0.5%
Principal Amount
ELECTRICAL EQUIPMENT - 0.5%
Electrical Components & Equipment - 0.5%
Aspen Aerogels, Inc. 8% 6/1/14 (e) (Cost $1,293,500)	$ 1,293,500	1,293,500
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	5,275,643	5,275,643
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	6,419,845	6,419,845
TOTAL MONEY MARKET FUNDS (Cost $11,695,488)		11,695,488
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $229,070,057)		289,096,531
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(8,883,765)
NET ASSETS - 100%		$ 280,212,766
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,530,489 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 1,293,500
Swisher Hygiene, Inc.	3/22/11	$ 103,550
Swisher Hygiene, Inc.	4/15/11	$ 182,952
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,879
Fidelity Securities Lending Cash Central Fund	39,047
Total	$ 42,926
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 276,107,543	$ 274,274,259	$ 1,833,284	$ -
Convertible Bonds	1,293,500	-	1,293,500	-
Money Market Funds	11,695,488	11,695,488	-	-
Total Investments in Securities:	$ 289,096,531	$ 285,969,747	$ 3,126,784	$ -
Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $230,193,297. Net unrealized appreciation aggregated $58,903,234, of which $61,924,227 related to appreciated investment securities and $3,020,993 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Telecom Services
Central Fund

June 30, 2011

1.851904.104

TSCIP-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Diversified Support Services - 0.5%
Blue Label Telecoms Ltd.	1,344,600	$ 1,000,227
COMMUNICATIONS EQUIPMENT - 1.5%
Communications Equipment - 1.5%
Juniper Networks, Inc. (a)	28,957	912,146
Nortel Networks Corp. (a)	4,600	0
QUALCOMM, Inc.	40,200	2,282,958
		3,195,104
DIVERSIFIED TELECOMMUNICATION SERVICES - 59.5%
Alternative Carriers - 13.7%
AboveNet, Inc.	60,100	4,234,646
Cogent Communications Group, Inc. (a)	281,500	4,788,315
Global Crossing Ltd. (a)	119,400	4,582,572
Iliad SA	3,991	535,577
PAETEC Holding Corp. (a)	748,100	3,583,399
tw telecom, inc. (a)	393,000	8,068,290
Vonage Holdings Corp. (a)(d)	918,600	4,051,026
		29,843,825
Integrated Telecommunication Services - 45.8%
AT&T, Inc.	1,106,332	34,749,887
Cbeyond, Inc. (a)	271,350	3,589,961
CenturyLink, Inc.	485,881	19,644,169
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	83,000	1,682,410
Cincinnati Bell, Inc. New (a)	575,700	1,911,324
PT XL Axiata Tbk	1,976,000	1,416,946
Telecomunicacoes de Sao Paulo SA sponsored ADR	113,760	3,378,672
Telenor ASA sponsored ADR	67,300	3,317,890
Verizon Communications, Inc.	802,270	29,868,512
		99,559,771
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		129,403,596
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
Rackspace Hosting, Inc. (a)	49,800	2,128,452
MEDIA - 5.2%
Cable & Satellite - 5.2%
Comcast Corp. Class A	167,900	4,254,586
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Cable & Satellite - continued
Liberty Global, Inc. Class A (a)(d)	50,534	$ 2,276,051
Virgin Media, Inc.	160,094	4,791,613
		11,322,250
SOFTWARE - 0.8%
Application Software - 0.8%
AsiaInfo-Linkage, Inc. (a)(d)	82,400	1,364,544
Synchronoss Technologies, Inc. (a)	15,005	476,109
		1,840,653
WIRELESS TELECOMMUNICATION SERVICES - 31.4%
Wireless Telecommunication Services - 31.4%
American Tower Corp. Class A (a)	272,311	14,250,035
Axiata Group Bhd	1,603,100	2,659,888
Clearwire Corp. Class A (a)(d)	711,741	2,690,381
Crown Castle International Corp. (a)	248,820	10,149,368
ICO Global Communications Holdings Ltd. Class A (a)(d)	1,977,500	5,477,675
MetroPCS Communications, Inc. (a)	292,216	5,029,037
NII Holdings, Inc. (a)	189,919	8,048,767
PT Indosat Tbk	3,462,700	2,059,094
SBA Communications Corp. Class A (a)	183,850	7,021,232
Sprint Nextel Corp. (a)	2,040,002	10,995,611
		68,381,088
TOTAL COMMON STOCKS (Cost $167,933,040)		217,271,370
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	4,580,572	$ 4,580,572
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	6,390,325	6,390,325
TOTAL MONEY MARKET FUNDS (Cost $10,970,897)		10,970,897
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $178,903,937)		228,242,267
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(10,721,351)
NET ASSETS - 100%		$ 217,520,916
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,873
Fidelity Securities Lending Cash Central Fund	90,953
Total	$ 93,826
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $180,675,754. Net unrealized appreciation aggregated $47,566,513, of which $52,873,962 related to appreciated investment securities and $5,307,449 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Utilities
Central Fund

June 30, 2011

1.851905.104

UTCIP-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Shaw Group, Inc. (a)	38,900	$ 1,175,169
ELECTRIC UTILITIES - 50.3%
Electric Utilities - 50.3%
American Electric Power Co., Inc.	323,886	12,204,024
Edison International	472,474	18,308,368
Entergy Corp.	84,031	5,737,637
Exelon Corp.	692,470	29,665,414
FirstEnergy Corp.	389,400	17,192,010
ITC Holdings Corp.	157,524	11,305,497
NextEra Energy, Inc.	462,321	26,564,965
NV Energy, Inc.	433,424	6,653,058
		127,630,973
GAS UTILITIES - 5.7%
Gas Utilities - 5.7%
National Fuel Gas Co.	68,229	4,967,071
ONEOK, Inc.	128,789	9,531,674
		14,498,745
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 20.0%
Independent Power Producers & Energy Traders - 20.0%
Calpine Corp. (a)	709,150	11,438,590
Constellation Energy Group, Inc.	326,302	12,386,424
GenOn Energy, Inc. (a)	1,708,900	6,596,354
NRG Energy, Inc. (a)	229,800	5,648,484
The AES Corp. (a)	1,142,878	14,560,266
		50,630,118
MULTI-UTILITIES - 21.6%
Multi-Utilities - 21.6%
CenterPoint Energy, Inc.	209,359	4,051,097
OGE Energy Corp.	145,487	7,320,906
PG&E Corp.	288,648	12,131,875
Public Service Enterprise Group, Inc.	630,410	20,576,582
Sempra Energy	204,928	10,836,593
		54,917,053
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 1.7%
Oil & Gas Storage & Transport - 1.7%
Williams Companies, Inc.	140,300	$ 4,244,075
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $236,515,203)		253,096,133
NET OTHER ASSETS (LIABILITIES) - 0.2%		562,689
NET ASSETS - 100%		$ 253,658,822
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,511
Fidelity Securities Lending Cash Central Fund	8,764
Total	$ 11,275
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $237,704,986. Net unrealized appreciation aggregated $15,391,147, of which $17,435,437 related to appreciated investment securities and $2,044,290 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2011